UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—1.3%
Information Technology—1.3%
BDC Payments Holdings, Inc.(1)(2)(3)	663,721	$ 5,514
Total Convertible Preferred Stock (Identified Cost $5,514)		5,514

Common Stocks—98.3%
Communication Services—13.6%
Activision Blizzard, Inc.	125,030	5,822
Facebook, Inc. Class A(2)	170,570	22,360
Netflix, Inc.(2)	64,510	17,267
Tencent Holdings Ltd. ADR	313,120	12,359
		57,808

Consumer Discretionary—27.0%
Alibaba Group Holding Ltd. Sponsored ADR(2)	164,670	22,571
Amazon.com, Inc.(2)	23,592	35,435
Ctrip.com International Ltd. ADR(2)	165,660	4,483
Home Depot, Inc. (The)	40,455	6,951
Las Vegas Sands Corp.	204,973	10,669
McDonald’s Corp.	41,200	7,316
MercadoLibre, Inc.	15,360	4,498
NIKE, Inc. Class B	174,510	12,938
Ross Stores, Inc.	113,116	9,411
		114,272

Consumer Staples—3.2%
Monster Beverage Corp.(2)	138,653	6,824
Philip Morris International, Inc.	98,907	6,603
		13,427

Energy—2.9%
Cabot Oil & Gas Corp.	302,911	6,770
Pioneer Natural Resources Co.	42,730	5,620
		12,390

Financials—8.2%
Bank of America Corp.	552,570	13,615
Charles Schwab Corp. (The)	191,368	7,948
MarketAxess Holdings, Inc.	30,720	6,491
Progressive Corp. (The)	58,660	3,539
SEI Investments Co.	66,160	3,057
		34,650

Health Care—9.9%
Bluebird Bio, Inc.(2)	38,110	3,781
Danaher Corp.	76,032	7,840
HealthEquity, Inc.(2)	135,800	8,100
Illumina, Inc.(2)	35,670	10,699
Zoetis, Inc.	137,187	11,735
		42,155

Industrials—8.2%
Caterpillar, Inc.	63,300	8,043
	Shares	Value

Industrials—continued
CoStar Group, Inc.(2)	21,681	$ 7,314
Kansas City Southern	65,980	6,298
Rockwell Automation, Inc.	24,660	3,711
Roper Technologies, Inc.	35,419	9,440
		34,806

Information Technology—22.8%
Accenture plc Class A	50,878	7,174
Amphenol Corp. Class A	159,428	12,917
Avalara, Inc.(2)	182,950	5,699
Gartner, Inc.(2)	40,080	5,124
NVIDIA Corp.	82,790	11,052
Paycom Software, Inc.(2)	99,752	12,215
Trade Desk, Inc. (The) Class A(2)	58,100	6,743
Visa, Inc. Class A	160,414	21,165
Workday, Inc. Class A(2)	90,861	14,509
		96,598

Materials—2.5%
Ecolab, Inc.	70,866	10,442
Total Common Stocks (Identified Cost $262,363)		416,548

Total Long-Term Investments—99.6% (Identified Cost $267,877)		422,062

TOTAL INVESTMENTS—99.6% (Identified Cost $267,877)		422,062
Other assets and liabilities, net—0.4%		1,626
NET ASSETS—100.0%		$423,688

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Restricted security.

Country Weightings (Unaudited)†
United States	89%
China	9
Switzerland	2
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.
0

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$416,548	$416,548	$ —
Convertible Preferred Stock	5,514	—	5,514
Total Investments	$422,062	$416,548	$5,514
There were no securities valued using significant observable inputs (Level 2) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$ —	$ —
Purchases	5,514	5,514
Balance as of December 31, 2018	$5,514	$5,514
The KAR Capital Growth Fund owns the following internally fair valued securities which are categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Fund purchased within thirty days of December 31, 2018. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Schedule of Investments.

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—12.0%
AT&T, Inc.	29,949	$ 855
BCE, Inc.	36,210	1,431
Spark New Zealand Ltd.	629,220	1,753
		4,039

Consumer Discretionary—4.4%
Compass Group plc Sponsored ADR	17,188	359
Kindred Group plc	31,295	288
Las Vegas Sands Corp.	16,170	842
		1,489

Consumer Staples—6.9%
Clorox Co. (The)	2,395	369
Coca-Cola Co. (The)	23,995	1,136
Tate & Lyle plc	96,941	816
		2,321

Energy—10.4%
ONEOK, Inc.	15,390	830
Royal Dutch Shell plc Class B Sponsored ADR	23,820	1,428
TOTAL S.A. Sponsored ADR	11,110	580
Vermilion Energy, Inc.	32,320	681
		3,519

Financials—20.5%
Bank of Hawaii Corp.	5,599	377
HSBC Holdings plc Sponsored ADR	31,240	1,284
Royal Bank of Canada	14,930	1,023
Sabre Insurance Group plc	270,000	939
SCOR SE Sponsored ADR	72,940	322
Tokio Marine Holdings, Inc.	12,020	574
Tryg A/S	27,785	699
Zurich Insurance Group AG	1,260	376
Zurich Insurance Group AG ADR	44,237	1,318
		6,912

Health Care—8.0%
AstraZeneca plc Sponsored ADR	9,004	342
GlaxoSmithKline plc	20,100	382
GlaxoSmithKline plc Sponsored ADR	23,946	915
Merck & Co., Inc.	5,040	385
Sonic Healthcare Ltd.	15,000	234
Sonic Healthcare Ltd. Sponsored ADR	28,510	449
		2,707

Industrials—8.6%
ABB Ltd. Registered Shares	30,900	588
Air New Zealand Ltd.	470,720	979
Port of Tauranga Ltd.	88,200	296
Waste Management, Inc.	4,098	365
	Shares	Value

Industrials—continued
Watsco, Inc.	4,686	$ 652
		2,880

Information Technology—5.1%
Analog Devices, Inc.	4,790	411
Cisco Systems, Inc.	7,370	319
Paychex, Inc.	6,700	437
Tieto OYJ	20,560	555
		1,722

Materials—2.0%
Sonoco Products Co.	12,380	658
Real Estate—10.6%
Crown Castle International Corp.	11,000	1,195
Lamar Advertising Co. Class A	19,327	1,337
Realty Income Corp.	16,560	1,044
		3,576

Utilities—9.4%
Duke Energy Corp.	14,420	1,245
Fortis, Inc.	29,020	968
WEC Energy Group, Inc.	13,650	945
		3,158

Total Common Stocks (Identified Cost $33,861)		32,981

Total Long-Term Investments—97.9% (Identified Cost $33,861)		32,981

TOTAL INVESTMENTS—97.9% (Identified Cost $33,861)		32,981
Other assets and liabilities, net—2.1%		697
NET ASSETS—100.0%		$33,678

Abbreviation:
ADR	American Depositary Receipt

Country Weightings (Unaudited)†
United States	41%
United Kingdom	19
Canada	12
New Zealand	9
Switzerland	7
France	3
Denmark	2
Other	7
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$32,981	$32,981
Total Investments	$32,981	$32,981
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Consumer Discretionary—8.4%
Ross Stores, Inc.	122,254	$ 10,171
Tractor Supply Co.	150,092	12,524
		22,695

Consumer Staples—6.8%
Lamb Weston Holdings, Inc.	142,057	10,450
Monster Beverage Corp.(1)	159,913	7,871
		18,321

Financials—12.6%
First Financial Bankshares, Inc.	109,610	6,323
Houlihan Lokey, Inc.	173,319	6,378
Moody’s Corp.	42,772	5,990
SEI Investments Co.	162,073	7,488
Signature Bank	76,394	7,854
		34,033

Health Care—22.0%
AMN Healthcare Services, Inc.(1)	181,195	10,267
Cooper Cos., Inc. (The)	49,339	12,557
Elanco Animal Health, Inc.(1)	287,868	9,076
Globus Medical, Inc. Class A(1)	313,041	13,548
West Pharmaceutical Services, Inc.	92,911	9,108
Zoetis, Inc.	56,801	4,859
		59,415

Industrials—24.7%
AMETEK, Inc.	202,928	13,738
Exponent, Inc.	138,289	7,013
Graco, Inc.	234,397	9,810
Lennox International, Inc.	41,951	9,181
Nordson Corp.	70,511	8,415
Verisk Analytics, Inc.(1)	53,566	5,841
WABCO Holdings, Inc.(1)	118,712	12,743
		66,741

Information Technology—16.8%
Amphenol Corp. Class A	130,775	10,595
	Shares	Value

Information Technology—continued
Aspen Technology, Inc.(1)	136,172	$ 11,191
Broadridge Financial Solutions, Inc.	106,747	10,274
Brooks Automation, Inc.	358,300	9,380
Skyworks Solutions, Inc.	60,828	4,077
		45,517

Materials—3.0%
International Flavors & Fragrances, Inc.	59,361	7,971
Total Common Stocks (Identified Cost $238,908)		254,693

Total Long-Term Investments—94.3% (Identified Cost $238,908)		254,693

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(2)	9,792,317	9,792
Total Short-Term Investment (Identified Cost $9,792)		9,792

TOTAL INVESTMENTS—97.9% (Identified Cost $248,700)		264,485
Other assets and liabilities, net—2.1%		5,664
NET ASSETS—100.0%		$270,149

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$254,693	$254,693
Short-Term Investment	9,792	9,792
Total Investments	$264,485	$264,485
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—2.0%
Information Technology—2.0%
BDC Payments Holdings, Inc.(1)(2)(3)	421,295	$ 3,500
Total Convertible Preferred Stock (Identified Cost $3,500)		3,500

Common Stocks—96.0%
Communication Services—8.2%
Autohome, Inc. ADR	72,643	5,683
Cargurus, Inc.(2)	63,231	2,133
Netflix, Inc.(2)	12,823	3,432
Weibo Corp. ADR(2)	47,177	2,756
		14,004

Consumer Discretionary—18.3%
Ctrip.com International Ltd. ADR(2)	78,255	2,118
Domino’s Pizza, Inc.	17,392	4,313
Expedia Group, Inc.	28,342	3,193
GrubHub, Inc.(2)	40,255	3,092
MercadoLibre, Inc.	17,263	5,056
Pool Corp.	30,576	4,545
Ross Stores, Inc.	35,687	2,969
Under Armour, Inc. Class A(2)	171,666	3,033
Wynn Resorts Ltd.	30,323	2,999
		31,318

Consumer Staples—6.0%
Brown-Forman Corp. Class B	85,564	4,071
McCormick & Co., Inc.	26,410	3,677
Monster Beverage Corp.(2)	52,777	2,598
		10,346

Energy—1.4%
Cabot Oil & Gas Corp.	109,869	2,456
Financials—7.5%
MarketAxess Holdings, Inc.	22,260	4,704
Northern Trust Corp.	31,562	2,638
SEI Investments Co.	55,577	2,568
Worldpay, Inc. Class A(2)	37,850	2,893
		12,803

Health Care—15.6%
ABIOMED, Inc.(2)	7,800	2,535
Bluebird Bio, Inc.(2)	11,625	1,153
Elanco Animal Health, Inc.(2)	60,440	1,906
HealthEquity, Inc.(2)	71,446	4,262
Illumina, Inc.(2)	16,132	4,839
Mettler-Toledo International, Inc.(2)	3,381	1,912
STAAR Surgical Co.(2)	68,854	2,197
Teladoc Health, Inc.(2)	76,040	3,769
Zoetis, Inc.	48,742	4,169
		26,742

Industrials—8.3%
CoStar Group, Inc.(2)	9,272	3,128
	Shares	Value

Industrials—continued
Kansas City Southern	33,069	$ 3,156
Rockwell Automation, Inc.	9,932	1,495
Roper Technologies, Inc.	12,699	3,384
SiteOne Landscape Supply, Inc.(2)	54,999	3,040
		14,203

Information Technology—30.7%
Amphenol Corp. Class A	59,794	4,844
Avalara, Inc.(2)	118,350	3,687
DocuSign, Inc.(2)	77,826	3,119
Elastic N.V.(2)	65,788	4,703
Fair Isaac Corp.(2)	26,668	4,987
FleetCor Technologies, Inc.(2)	13,597	2,525
Gartner, Inc.(2)	34,995	4,474
Okta, Inc.(2)	53,848	3,435
Paycom Software, Inc.(2)	38,097	4,665
Teradyne, Inc.	71,301	2,237
Trade Desk, Inc. (The) Class A(2)	52,438	6,086
Workday, Inc. Class A(2)	29,363	4,689
Zscaler, Inc.(2)	78,683	3,085
		52,536

Total Common Stocks (Identified Cost $129,914)		164,408

Total Long-Term Investments—98.0% (Identified Cost $133,414)		167,908

TOTAL INVESTMENTS—98.0% (Identified Cost $133,414)		167,908
Other assets and liabilities, net—2.0%		3,390
NET ASSETS—100.0%		$171,298

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Restricted security.

Country Weightings (Unaudited)†
United States	94%
China	6
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$164,408	$164,408	$ —
Convertible Preferred Stock	3,500	—	3,500
Total Investments	$167,908	$164,408	$3,500
There were no securities valued using significant observable inputs (Level 2) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$ —	$ —
Purchases	3,500	3,500
Balance as of December 31, 2018	$3,500	$3,500
The KAR Mid-Cap Growth Fund owns the following internally fair valued securities which are categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Fund purchased within thirty days of December 31, 2018. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Schedule of Investments.

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—14.9%
Autohome, Inc. ADR	1,419,784	$ 111,070
Rightmove plc	12,352,000	68,053
		179,123

Consumer Discretionary—3.9%
Pool Corp.	312,990	46,526
Consumer Staples—2.5%
PriceSmart, Inc.	506,280	29,921
Energy—3.4%
Core Laboratories N.V.	165,600	9,880
Dril-Quip, Inc.(1)	1,042,040	31,292
		41,172

Financials—18.3%
Artisan Partners Asset Management, Inc. Class A	1,019,600	22,543
FactSet Research Systems, Inc.	195,740	39,174
MarketAxess Holdings, Inc.	192,332	40,642
Moelis & Co. Class A	944,560	32,474
Primerica, Inc.	706,912	69,072
RLI Corp.	247,208	17,055
		220,960

Health Care—3.0%
Atrion Corp.	48,880	36,224
Industrials—33.7%
Copart, Inc.(1)	1,325,500	63,332
Donaldson Co., Inc.	527,200	22,875
Graco, Inc.	1,322,210	55,334
Old Dominion Freight Line, Inc.	477,530	58,970
RBC Bearings, Inc.(1)	291,648	38,235
Teledyne Technologies, Inc.(1)	357,500	74,028
Toro Co. (The)	587,380	32,823
WABCO Holdings, Inc.(1)	555,950	59,676
		405,273

Information Technology—14.6%
Aspen Technology, Inc.(1)	719,100	59,096
	Shares	Value

Information Technology—continued
CDW Corp.	877,500	$ 71,121
Jack Henry & Associates, Inc.	244,800	30,972
Manhattan Associates, Inc.(1)	338,220	14,330
		175,519

Materials—1.7%
AptarGroup, Inc.	213,412	20,076
Real Estate—3.5%
HFF, Inc. Class A	1,285,800	42,637
Total Common Stocks (Identified Cost $1,045,338)		1,197,431

Total Long-Term Investments—99.5% (Identified Cost $1,045,338)		1,197,431

TOTAL INVESTMENTS—99.5% (Identified Cost $1,045,338)		1,197,431
Other assets and liabilities, net—0.5%		6,558
NET ASSETS—100.0%		$1,203,989

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	85%
China	9
United Kingdom	6
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,197,431	$1,197,431
Total Investments	$1,197,431	$1,197,431
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Communication Services—25.4%
Auto Trader Group plc	58,074,329	$ 336,650
Autohome, Inc. ADR	6,009,520	470,125
Rightmove plc	40,235,150	221,674
		1,028,449

Consumer Discretionary—8.1%
Fox Factory Holding Corp.(1)	3,712,978	218,583
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,670,757	111,122
		329,705

Consumer Staples—4.4%
Chefs’ Warehouse, Inc. (The)(1)	2,615,700	83,650
PriceSmart, Inc.	1,595,200	94,277
		177,927

Financials—18.8%
FactSet Research Systems, Inc.	579,650	116,005
Interactive Brokers Group, Inc. Class A	3,753,516	205,130
MarketAxess Holdings, Inc.	811,800	171,541
Moelis & Co. Class A	3,165,300	108,823
Morningstar, Inc.	1,440,828	158,261
		759,760

Health Care—5.0%
National Research Corp.	2,316,360	88,346
U.S. Physical Therapy, Inc.	1,117,336	114,359
		202,705

Industrials—16.3%
AAON, Inc.	3,559,400	124,792
Copart, Inc.(1)	3,675,700	175,625
HEICO Corp. Class A	1,994,812	125,673
Old Dominion Freight Line, Inc.	1,525,500	188,384
Omega Flex, Inc.	842,235	45,540
		660,014

Information Technology—20.1%
ANSYS, Inc.(1)	702,300	100,387
Aspen Technology, Inc.(1)	1,999,700	164,335
Blackline, Inc.(1)	1,208,224	49,477
	Shares	Value

Information Technology—continued
DocuSign, Inc.(1)	3,487,563	$ 139,781
Ellie Mae, Inc.(1)(2)	2,090,550	131,349
Mesa Laboratories, Inc.	85,353	17,787
NVE Corp.	483,690	42,342
Paycom Software, Inc.(1)	1,377,800	168,712
		814,170

Total Common Stocks (Identified Cost $3,618,953)		3,972,730

Total Long-Term Investments—98.1% (Identified Cost $3,618,953)		3,972,730

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(3)(4)	6,903,124	6,903
Total Securities Lending Collateral (Identified Cost $6,903)		6,903

TOTAL INVESTMENTS—98.3% (Identified Cost $3,625,856)		3,979,633
Other assets and liabilities, net—1.7%		67,486
NET ASSETS—100.0%		$4,047,119

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	74%
United Kingdom	14
China	12
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,972,730	$3,972,730
Securities Lending Collateral	6,903	6,903
Total Investments	$3,979,633	$3,979,633
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—4.0%
Cinemark Holdings, Inc.	558,100	$ 19,980
Consumer Discretionary—10.9%
Cheesecake Factory, Inc. (The)	582,100	25,327
Sally Beauty Holdings, Inc.(1)	1,016,151	17,325
Thor Industries, Inc.	235,900	12,267
		54,919

Consumer Staples—6.9%
National Beverage Corp.	265,804	19,077
WD-40 Co.	83,454	15,294
		34,371

Energy—2.4%
Core Laboratories N.V.	205,000	12,230
Financials—17.5%
Bank of Hawaii Corp.	268,360	18,066
First Financial Bankshares, Inc.	279,060	16,099
Houlihan Lokey, Inc.	491,286	18,079
Primerica, Inc.	197,163	19,265
RLI Corp.	233,012	16,076
		87,585

Health Care—2.3%
Anika Therapeutics, Inc.(1)	347,290	11,672
Industrials—22.8%
Graco, Inc.	429,981	17,995
Landstar System, Inc.	181,428	17,357
Lincoln Electric Holdings, Inc.	141,210	11,135
RBC Bearings, Inc.(1)	186,200	24,411
SiteOne Landscape Supply, Inc.(1)	426,635	23,580
Watsco, Inc.	144,353	20,085
		114,563

Information Technology—15.5%
American Software, Inc. Class A	703,891	7,356
	Shares	Value

Information Technology—continued
Badger Meter, Inc.	431,034	$ 21,211
Brooks Automation, Inc.	709,130	18,565
Cass Information Systems, Inc.	350,496	18,548
Jack Henry & Associates, Inc.	95,240	12,050
		77,730

Materials—4.5%
Scotts Miracle-Gro Co. (The)	370,081	22,745
Real Estate—10.7%
HFF, Inc. Class A	438,300	14,534
MGM Growth Properties LLC Class A	982,910	25,959
RE/MAX Holdings, Inc. Class A	432,920	13,312
		53,805

Total Common Stocks (Identified Cost $451,980)		489,600

Total Long-Term Investments—97.5% (Identified Cost $451,980)		489,600

TOTAL INVESTMENTS—97.5% (Identified Cost $451,980)		489,600
Other assets and liabilities, net—2.5%		12,592
NET ASSETS—100.0%		$502,192

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$489,600	$489,600
Total Investments	$489,600	$489,600
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Virtus KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—90.0%
Consumer Discretionary—7.7%
Pool Corp.	952	$ 142
Thor Industries, Inc.	1,852	96
Winmark Corp.	730	116
		354

Financials—15.7%
Berkley (W.R.) Corp.	1,985	147
Interactive Brokers Group, Inc. Class A	2,523	138
MSCI, Inc.	1,270	187
Primerica, Inc.	1,169	114
Signature Bank	1,338	138
		724

Health Care—13.2%
AMN Healthcare Services, Inc.(1)	2,451	139
Charles River Laboratories International, Inc.(1)	1,035	117
Cooper Cos., Inc. (The)	809	206
Elanco Animal Health, Inc.(1)	4,649	146
		608

Industrials—28.7%
Copart, Inc.(1)	2,350	112
Expeditors International of Washington, Inc.	2,563	175
Lennox International, Inc.	883	193
Nordson Corp.	1,439	172
RBC Bearings, Inc.(1)	1,237	162
SiteOne Landscape Supply, Inc.(1)	2,414	134
Snap-on, Inc.	1,116	162
WABCO Holdings, Inc.(1)	1,949	209
		1,319

Information Technology—21.0%
ANSYS, Inc.(1)	563	80
Aspen Technology, Inc.(1)	2,159	177
CDW Corp.	2,019	164
DocuSign, Inc.(1)	2,138	86
FLIR Systems, Inc.	3,220	140
Jack Henry & Associates, Inc.	1,104	140
Teradyne, Inc.	5,764	181
		968

Materials—3.7%
Scotts Miracle-Gro Co. (The)	2,750	169
Total Common Stocks (Identified Cost $4,424)		4,142

Total Long-Term Investments—90.0% (Identified Cost $4,424)		4,142

	Shares	Value

Short-Term Investment—6.6%
Money Market Mutual Fund—6.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(2)	302,828	$ 303
Total Short-Term Investment (Identified Cost $303)		303

TOTAL INVESTMENTS—96.6% (Identified Cost $4,727)		4,445
Other assets and liabilities, net—3.4%		158
NET ASSETS—100.0%		$4,603

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$4,142	$4,142
Short-Term Investment	303	303
Total Investments	$4,445	$4,445
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—97.0%
Communication Services—9.4%
Activision Blizzard, Inc.	4,431	$ 206
Akamai Technologies, Inc.(1)	1,002	61
Alphabet, Inc. Class A(1)(2)	1,745	1,824
Alphabet, Inc. Class C(1)(2)	1,795	1,859
AT&T, Inc.(2)	41,117	1,174
CBS Corp. Class B	1,931	84
CenturyLink, Inc.	5,397	82
Charter Communications, Inc. Class A(1)	1,028	293
Comcast Corp. Class A(2)	26,460	901
Discovery, Inc. Class A(1)	894	22
Discovery, Inc. Class C(1)	2,055	47
DISH Network Corp. Class A(1)	1,317	33
Electronic Arts, Inc.(1)	1,759	139
Facebook, Inc. Class A(1)(2)	13,887	1,820
Interpublic Group of Cos., Inc. (The)	2,295	47
Netflix, Inc.(1)	2,578	690
News Corp. Class A	2,254	26
News Corp. Class B	726	8
Omnicom Group, Inc.	1,305	96
Take-Two Interactive Software, Inc.(1)	667	69
TripAdvisor, Inc.(1)	591	32
Twenty-First Century Fox, Inc. Class A(2)	6,040	291
Twenty-First Century Fox, Inc. Class B(2)	2,793	133
Twitter, Inc.(1)	4,121	118
Verizon Communications, Inc.(2)	23,641	1,329
Viacom, Inc. Class B	2,058	53
Walt Disney Co. (The)(2)	8,599	943
		12,380

Consumer Discretionary—9.4%
Advance Auto Parts, Inc.	430	68
Amazon.com, Inc.(1)(2)	2,443	3,669
Aptiv plc	1,531	94
AutoZone, Inc.(1)	153	128
Best Buy Co., Inc.	1,404	74
Booking Holdings, Inc.(1)(2)	275	474
BorgWarner, Inc.	1,190	41
Capri Holdings Ltd.(1)	844	32
CarMax, Inc.(1)	1,029	65
Carnival Corp.	2,317	114
Chipotle Mexican Grill, Inc.(1)	145	63
Darden Restaurants, Inc.	716	72
Dollar General Corp.	1,536	166
Dollar Tree, Inc.(1)	1,348	122
eBay, Inc.(1)	5,341	150
Expedia Group, Inc.	687	77
Foot Locker, Inc.	678	36
Ford Motor Co.(2)	22,341	171
Gap, Inc. (The)	1,242	32
Garmin Ltd.	702	44
General Motors Co.(2)	7,508	251
Genuine Parts Co.	849	82
Goodyear Tire & Rubber Co. (The)	1,390	28
H&R Block, Inc.	1,178	30
Hanesbrands, Inc.	2,095	26
Harley-Davidson, Inc.	959	33
Hasbro, Inc.	666	54
Hilton Worldwide Holdings, Inc.	1,714	123
Home Depot, Inc. (The)(2)	6,605	1,135
Horton (D.R.), Inc.	1,995	69
	Shares	Value

Consumer Discretionary—continued
Kohl’s Corp.	953	$ 63
L Brands, Inc.	1,322	34
Leggett & Platt, Inc.	754	27
Lennar Corp. Class A	1,698	66
LKQ Corp.(1)	1,866	44
Lowe’s Cos., Inc.(2)	4,686	433
Macy’s, Inc.	1,768	53
Marriott International, Inc. Class A	1,666	181
Mattel, Inc.(1)	2,015	20
McDonald’s Corp.(2)	4,514	802
MGM Resorts International	2,943	71
Mohawk Industries, Inc.(1)	367	43
Newell Brands, Inc.	2,564	48
NIKE, Inc. Class B(2)	7,367	546
Nordstrom, Inc.	661	31
Norwegian Cruise Line Holdings Ltd.(1)	1,248	53
O’Reilly Automotive, Inc.(1)	469	161
PulteGroup, Inc.	1,507	39
PVH Corp.	445	41
Ralph Lauren Corp.	322	33
Ross Stores, Inc.	2,198	183
Royal Caribbean Cruises Ltd.	963	94
Starbucks Corp.(2)	7,268	468
Tapestry, Inc.	1,659	56
Target Corp.(2)	2,989	198
Tiffany & Co.	631	51
TJX Cos., Inc. (The)	7,268	325
Tractor Supply Co.	718	60
Ulta Beauty, Inc.(1)	331	81
Under Armour, Inc. Class A(1)	1,050	19
Under Armour, Inc. Class C(1)	1,093	18
VF Corp.	1,887	135
Whirlpool Corp.	382	41
Wynn Resorts Ltd.	566	56
Yum! Brands, Inc.	1,849	170
		12,267

Consumer Staples—7.7%
Altria Group, Inc.(2)	11,771	581
Archer-Daniels-Midland Co.	3,601	148
Brown-Forman Corp. Class B	1,087	52
Campbell Soup Co.	1,237	41
Church & Dwight Co., Inc.	1,579	104
Clorox Co. (The)	822	127
Coca-Cola Co. (The)(2)	24,265	1,149
Colgate-Palmolive Co.(2)	5,569	331
Conagra Brands, Inc.	3,045	65
Constellation Brands, Inc. Class A	1,080	174
Costco Wholesale Corp.(2)	2,953	602
Coty, Inc. Class A	2,989	20
Estee Lauder Cos., Inc. (The) Class A	1,485	193
General Mills, Inc.	3,884	151
Hershey Co. (The)	910	98
Hormel Foods Corp.	1,767	75
J.M. Smucker Co. (The)	739	69
Kellogg Co.	1,636	93
Kimberly-Clark Corp.	2,240	255
Kraft Heinz Co.(The)(2)	4,058	175
Kroger Co. (The)	5,127	141
Lamb Weston Holdings, Inc.	1,918	141
McCormick & Co., Inc.	796	111
Molson Coors Brewing Co. Class B	1,218	68
See Notes to Schedule of Investments.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
Mondelez International, Inc. Class A(2)	9,543	$ 382
Monster Beverage Corp.(1)	2,578	127
PepsiCo, Inc.(2)	9,287	1,026
Philip Morris International, Inc.(2)	10,048	671
Procter & Gamble Co. (The)(2)	15,713	1,444
Sysco Corp.	3,080	193
Tyson Foods, Inc. Class A	1,917	102
Walgreens Boots Alliance, Inc.(2)	5,634	385
Walmart, Inc.(2)	9,183	855
		10,149

Energy—5.0%
Anadarko Petroleum Corp.	3,017	132
Apache Corp.	2,265	59
Baker Hughes a GE Co.	2,987	64
Cabot Oil & Gas Corp.	2,612	58
Chevron Corp.(2)	11,165	1,215
Cimarex Energy Co.	568	35
Concho Resources, Inc.(1)	1,201	123
ConocoPhillips (2)	6,810	425
Devon Energy Corp.	2,784	63
Diamondback Energy, Inc.	902	84
EOG Resources, Inc.	3,405	297
Exxon Mobil Corp.(2)	24,669	1,682
Halliburton Co.(2)	5,192	138
Helmerich & Payne, Inc.	649	31
Hess Corp.	1,478	60
HollyFrontier Corp.	958	49
Kinder Morgan, Inc.(2)	11,016	169
Marathon Oil Corp.	5,072	73
Marathon Petroleum Corp.	3,980	235
National Oilwell Varco, Inc.	2,256	58
Newfield Exploration Co.(1)	1,222	18
Noble Energy, Inc.	2,879	54
Occidental Petroleum Corp.(2)	4,481	275
ONEOK, Inc.	2,402	130
Phillips 66	2,499	215
Pioneer Natural Resources Co.	985	129
Schlumberger Ltd.(2)	8,307	300
TechnipFMC plc	2,589	51
Valero Energy Corp.	2,451	184
Williams Cos., Inc. (The)	7,039	155
		6,561

Financials—12.5%
Affiliated Managers Group, Inc.	315	31
Aflac, Inc.	4,506	205
Allstate Corp. (The)(2)	2,013	166
American Express Co.(2)	4,076	389
American International Group, Inc.(2)	5,055	199
Ameriprise Financial, Inc.	827	86
Aon plc	1,408	205
Assurant, Inc.	301	27
Bank of America Corp.(2)	52,965	1,305
Bank of New York Mellon Corp. (The)(2)	5,199	245
BB&T Corp.	4,466	193
Berkshire Hathaway, Inc. Class B(1)(2)	11,287	2,305
BlackRock, Inc.(2)	713	280
Brighthouse Financial, Inc.(1)(2)	710	22
Capital One Financial Corp.(2)	2,794	211
Cboe Global Markets, Inc.	653	64
	Shares	Value

Financials—continued
Charles Schwab Corp. (The)	6,919	$ 287
Chubb Ltd.	2,671	345
Cincinnati Financial Corp.	869	67
Citigroup, Inc.(2)	14,592	760
Citizens Financial Group, Inc.	2,777	83
CME Group, Inc.	2,027	381
Comerica, Inc.	934	64
Discover Financial Services	2,007	118
E*TRADE Financial Corp.	1,509	66
Everest Re Group Ltd.	237	52
Fifth Third Bancorp	3,908	92
Franklin Resources, Inc.	1,779	53
Gallagher (Arthur J.) & Co.	1,061	78
Goldman Sachs Group, Inc. (The)(2)	2,045	342
Hartford Financial Services Group, Inc. (The)	2,053	91
Huntington Bancshares, Inc.	6,439	77
Intercontinental Exchange, Inc.	3,301	249
Invesco Ltd.	2,389	40
Jefferies Financial Group, Inc.	1,730	30
JPMorgan Chase & Co.(2)	19,385	1,892
KeyCorp	6,161	91
Lincoln National Corp.	1,260	65
Loews Corp.	1,606	73
M&T Bank Corp.	834	119
Marsh & McLennan Cos., Inc.	2,925	233
MetLife, Inc.(2)	5,784	238
Moody’s Corp.	978	137
Morgan Stanley(2)	7,769	308
MSCI, Inc.	517	76
Nasdaq, Inc.	663	54
Northern Trust Corp.	1,285	107
People’s United Financial, Inc.	2,159	31
PNC Financial Services Group, Inc. (The)	2,688	314
Principal Financial Group, Inc.	1,502	66
Progressive Corp. (The)	3,398	205
Prudential Financial, Inc.	2,396	195
Raymond James Financial, Inc.	764	57
Regions Financial Corp.	6,049	81
S&P Global, Inc.	1,464	249
State Street Corp.	2,158	136
SunTrust Banks, Inc.	2,681	135
SVB Financial Group(1)	312	59
Synchrony Financial	3,911	92
T. Rowe Price Group, Inc.	1,410	130
Torchmark Corp.	600	45
Travelers Cos., Inc. (The)	1,543	185
U.S. Bancorp(2)	8,839	404
Unum Group	1,278	38
Wells Fargo & Co.(2)	25,057	1,155
Willis Towers Watson plc	761	116
Zions Bancorp NA	1,139	46
		16,340

Health Care—16.4%
Abbott Laboratories(2)	11,301	817
AbbVie, Inc.(2)	9,802	904
ABIOMED, Inc.(1)	286	93
Agilent Technologies, Inc.	2,065	139
Alexion Pharmaceuticals, Inc.(1)	1,446	141
Align Technology, Inc.(1)	465	97
Allergan plc(2)	2,051	274
AmerisourceBergen Corp.	1,048	78
See Notes to Schedule of Investments.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value

Health Care—continued
Amgen, Inc.(2)	4,203	$ 818
Anthem, Inc.	1,670	439
Baxter International, Inc.	3,198	210
Becton, Dickinson & Co.	1,729	390
Biogen, Inc.(1)(2)	1,295	390
Boston Scientific Corp.(1)	9,021	319
Bristol-Myers Squibb Co.(2)	10,604	551
Cardinal Health, Inc.	2,041	91
Celgene Corp.(1)(2)	4,541	291
Centene Corp.(1)	1,350	156
Cerner Corp.(1)	2,110	111
Cigna Corp.	2,514	477
Cooper Cos., Inc. (The)	319	81
CVS Health Corp.(2)	8,328	546
Danaher Corp.(2)	3,970	409
DaVita, Inc.(1)	820	42
DENTSPLY SIRONA, Inc.	1,432	53
Edwards Lifesciences Corp.(1)	1,353	207
Eli Lilly & Co.(2)	6,193	717
Gilead Sciences, Inc.(2)	8,408	526
HCA Healthcare, Inc.	1,834	228
Henry Schein, Inc.(1)	1,007	79
Hologic, Inc.(1)	1,756	72
Humana, Inc.	905	259
IDEXX Laboratories, Inc.(1)	559	104
Illumina, Inc.(1)	952	286
Incyte Corp.(1)	1,132	72
Intuitive Surgical, Inc.(1)	748	358
IQVIA Holdings, Inc.(1)	1,053	122
Johnson & Johnson(2)	18,831	2,430
Laboratory Corporation of America Holdings(1)	654	83
McKesson Corp.	1,329	147
Medtronic plc(2)	8,689	790
Merck & Co., Inc.(2)	17,350	1,326
Mettler-Toledo International, Inc.(1)	162	92
Mylan NV(1)	3,367	92
Nektar Therapeutics(1)	1,134	37
PerkinElmer, Inc.	718	56
Perrigo Co. plc	816	32
Pfizer, Inc.(2)	37,668	1,644
Quest Diagnostics, Inc.	892	74
Regeneron Pharmaceuticals, Inc.(1)	486	182
ResMed, Inc.	920	105
Stryker Corp.	2,034	319
Thermo Fisher Scientific, Inc.	2,623	587
UnitedHealth Group, Inc.(2)	6,242	1,555
Universal Health Services, Inc. Class B	592	69
Varian Medical Systems, Inc.(1)	590	67
Vertex Pharmaceuticals, Inc.(1)	1,647	273
Waters Corp.(1)	493	93
WellCare Health Plans, Inc.(1)	325	77
Zimmer Biomet Holdings, Inc.	1,325	137
Zoetis, Inc.	3,128	268
		21,482

Industrials—8.6%
3M Co.(2)	3,459	659
A.O. Smith Corp.	844	36
Alaska Air Group, Inc.	694	42
Allegion plc	551	44
American Airlines Group, Inc.	2,348	75
AMETEK, Inc.	1,352	92
	Shares	Value

Industrials—continued
Arconic, Inc.	2,481	$ 42
Boeing Co. (The)(2)	3,121	1,007
Caterpillar, Inc.(2)	3,377	429
Cintas Corp.	498	84
Copart, Inc.(1)	1,201	57
CSX Corp.	4,881	303
Cummins, Inc.	864	116
Deere & Co.	1,832	273
Delta Air Lines, Inc.	3,601	180
Dover Corp.	865	61
Eaton Corp. plc	2,486	171
Emerson Electric Co.(2)	3,612	216
Equifax, Inc.	689	64
Expeditors International of Washington, Inc.	1,003	68
Fastenal Co.	1,667	87
FedEx Corp.(2)	1,415	228
Flowserve Corp.	779	30
Fluor Corp.	820	26
Fortive Corp.	1,787	121
Fortune Brands Home & Security, Inc.	827	31
General Dynamics Corp.(2)	1,612	253
General Electric Co.(2)	50,417	382
Harris Corp.	672	91
Honeywell International, Inc.(2)	4,322	571
Hunt (JB) Transport Services, Inc.	518	48
Huntington Ingalls Industries, Inc.	249	47
IHS Markit Ltd.(1)	2,071	99
Illinois Tool Works, Inc.	1,794	227
Ingersoll-Rand plc	1,423	130
Jacobs Engineering Group, Inc.	696	41
Johnson Controls International plc	5,318	158
Kansas City Southern	588	56
L3 Technologies, Inc.	449	78
Lockheed Martin Corp.(2)	1,440	377
Masco Corp.	1,759	51
Nielsen Holdings plc	2,055	48
Norfolk Southern Corp.	1,672	250
Northrop Grumman Corp.	1,017	249
PACCAR, Inc.	2,031	116
Parker-Hannifin Corp.	775	116
Pentair plc	937	35
Quanta Services, Inc.	861	26
Raytheon Co.(2)	1,657	254
Republic Services, Inc.	1,255	91
Robert Half International, Inc.	709	41
Robinson (C.H.) Worldwide, Inc.	795	67
Rockwell Automation, Inc.	708	107
Rollins, Inc.	865	31
Roper Technologies, Inc.	607	162
Snap-on, Inc.	328	48
Southwest Airlines Co.	2,964	138
Stanley Black & Decker, Inc.	872	104
Textron, Inc.	1,435	66
TransDigm Group, Inc.(1)	278	95
Union Pacific Corp.(2)	4,327	598
United Continental Holdings, Inc.(1)	1,307	109
United Parcel Service, Inc. Class B(2)	4,052	395
United Rentals, Inc.(1)	487	50
United Technologies Corp.(2)	4,651	495
Verisk Analytics, Inc.(1)	956	104
W.W. Grainger, Inc.	262	74
Waste Management, Inc.	2,263	201
See Notes to Schedule of Investments.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value

Industrials—continued
Xylem, Inc.	1,030	$ 69
		11,290

Information Technology—19.1%
Accenture plc Class A(2)	3,776	532
Adobe, Inc.(1)	3,021	683
Advanced Micro Devices, Inc.(1)	4,895	90
Alliance Data Systems Corp.	274	41
Amphenol Corp. Class A	1,750	142
Analog Devices, Inc.	2,154	185
ANSYS, Inc.(1)	498	71
Apple, Inc.(2)	27,117	4,277
Applied Materials, Inc.	5,806	190
Arista Networks, Inc.(1)	307	65
Autodesk, Inc.(1)	1,289	166
Automatic Data Processing, Inc.	2,569	337
Broadcom, Inc.	2,503	636
Broadridge Financial Solutions, Inc.	674	65
Cadence Design Systems, Inc.(1)	1,651	72
Cisco Systems, Inc.(2)	27,092	1,174
Citrix Systems, Inc.	744	76
Cognizant Technology Solutions Corp. Class A	3,384	215
Corning, Inc.	4,713	142
DXC Technology Co.	1,648	88
F5 Networks, Inc.(1)	355	58
Fidelity National Information Services, Inc.	1,903	195
Fiserv, Inc.(1)	2,361	173
FleetCor Technologies, Inc.(1)	514	95
FLIR Systems, Inc.	804	35
Fortinet, Inc.(1)	841	59
Gartner, Inc.(1)	539	69
Global Payments, Inc.	924	95
Hewlett Packard Enterprise Co.	8,577	113
HP, Inc.	9,166	188
Intel Corp.(2)	26,614	1,249
International Business Machines Corp.(2)	5,257	598
Intuit, Inc.	1,535	302
IPG Photonics Corp.(1)	210	24
Jack Henry & Associates, Inc.	449	57
Juniper Networks, Inc.	1,996	54
Keysight Technologies, Inc.(1)	1,057	66
KLA-Tencor Corp.	924	83
Lam Research Corp.	924	126
Mastercard, Inc. Class A(2)	5,316	1,003
Maxim Integrated Products, Inc.	1,608	82
Microchip Technology, Inc.	1,362	98
Micron Technology, Inc.(1)	6,794	216
Microsoft Corp.(2)	45,283	4,599
Motorola Solutions, Inc.	946	109
NetApp, Inc.	1,514	90
NVIDIA Corp.	3,536	472
Oracle Corp.(2)	16,388	740
Paychex, Inc.	1,872	122
PayPal Holdings, Inc.(1)(2)	6,901	580
Qorvo, Inc.(1)	721	44
QUALCOMM, Inc.(2)	6,991	398
Red Hat, Inc.(1)	1,018	179
salesforce.com, Inc.(1)	4,458	611
Seagate Technology plc	1,527	59
Skyworks Solutions, Inc.	1,037	69
Symantec Corp.	3,704	70
Synopsys, Inc.(1)	866	73
	Shares	Value

Information Technology—continued
TE Connectivity Ltd.	2,010	$ 152
Texas Instruments, Inc.(2)	5,654	534
Total System Services, Inc.	974	79
VeriSign, Inc.(1)	628	93
Visa, Inc. Class A(2)	10,349	1,365
Western Digital Corp.	1,717	63
Western Union Co. (The)	2,630	45
Xerox Corp.	1,198	24
Xilinx, Inc.	1,452	124
		24,979

Materials—2.5%
Air Products & Chemicals, Inc.	1,270	203
Albemarle Corp.	642	50
Avery Dennison Corp.	497	45
Ball Corp.	1,988	91
CF Industries Holdings, Inc.	1,322	58
DowDuPont, Inc.(2)	13,450	719
Eastman Chemical Co.	813	59
Ecolab, Inc.	1,460	215
FMC Corp.	780	58
Freeport-McMoRan, Inc.	8,561	88
International Flavors & Fragrances, Inc.	579	78
International Paper Co.	2,319	94
Linde plc	3,174	495
LyondellBasell Industries NV Class A	1,855	154
Martin Marietta Materials, Inc.	362	62
Mosaic Co. (The)	2,026	59
Newmont Mining Corp.	3,118	108
Nucor Corp.	1,787	93
Packaging Corporation of America	540	45
PPG Industries, Inc.	1,395	143
Sealed Air Corp.	868	30
Sherwin-Williams Co. (The)	470	185
Vulcan Materials Co.	750	74
Westrock Co.	1,443	55
		3,261

Real Estate—3.0%
Alexandria Real Estate Equities, Inc.	672	77
American Tower Corp.	2,792	442
Apartment Investment & Management Co. Class A	991	44
AvalonBay Communities, Inc.	873	152
Boston Properties, Inc.	978	110
CBRE Group, Inc. Class A(1)	2,020	81
Crown Castle International Corp.	2,637	286
Digital Realty Trust, Inc.	1,316	140
Duke Realty Corp.	2,261	59
Equinix, Inc.	506	178
Equity Residential	2,332	154
Essex Property Trust, Inc.	417	102
Extra Space Storage, Inc.	801	72
Federal Realty Investment Trust	467	55
HCP, Inc.	2,978	83
Host Hotels & Resorts, Inc.	4,691	78
Iron Mountain, Inc.	1,807	59
Kimco Realty Corp.	2,648	39
Macerich Co. (The)	684	30
Mid-America Apartment Communities, Inc.	720	69
Prologis, Inc.	4,002	235
Public Storage	927	188
See Notes to Schedule of Investments.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value

Real Estate—continued
Realty Income Corp.	1,834	$ 116
Regency Centers Corp.	1,086	64
SBA Communications, Corp.(1)	725	117
Simon Property Group, Inc.(2)	1,971	331
SL Green Realty Corp.	552	44
UDR, Inc.	1,689	67
Ventas, Inc.	2,249	132
Vornado Realty Trust	1,103	68
Welltower, Inc.	2,353	163
Weyerhaeuser Co.	4,887	107
		3,942

Utilities—3.4%
AES Corp.	4,144	60
Alliant Energy Corp.	1,507	64
Ameren Corp.	1,559	102
American Electric Power Co., Inc.	3,136	234
American Water Works Co., Inc.	1,150	104
CenterPoint Energy, Inc.	3,121	88
CMS Energy Corp.	1,815	90
Consolidated Edison, Inc.	1,973	151
Dominion Energy, Inc.	4,094	293
DTE Energy Co.	1,167	129
Duke Energy Corp.(2)	4,520	390
Edison International	2,060	117
Entergy Corp.	1,154	99
Evergy, Inc.	1,712	97
Eversource Energy	2,020	131
Exelon Corp.(2)	6,104	275
FirstEnergy Corp.	3,102	116
NextEra Energy, Inc.(2)	3,003	522
NiSource, Inc.	2,309	59
NRG Energy, Inc.	1,939	77
PG&E Corp.(1)	3,338	79
Pinnacle West Capital Corp.	715	61
PPL Corp.	4,466	127
Public Service Enterprise Group, Inc.	3,207	167
SCANA Corp.	849	41
Sempra Energy	1,719	186
Southern Co. (The)(2)	6,453	283
WEC Energy Group, Inc.	2,015	140
Xcel Energy, Inc.	3,257	160
		4,442

Total Common Stocks (Identified Cost $117,956)		127,093

	Shares	Value

Exchange-Traded Fund—2.1%
Invesco S&P 500 Low Volatility ETF(3)	59,684	$ 2,784
Total Exchange-Traded Fund (Identified Cost $2,908)		2,784

Total Long-Term Investments—99.1% (Identified Cost $120,864)		129,877

Short-Term Investments—0.0%
Purchased Options—0.0%
(See the open purchased options contracts table on page 52 for the detailed information)
Total Purchased Options (Premiums paid $150)		34

Total Short-Term Investments (Identified Cost $150)		34

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.1% (Identified Cost $121,014)		129,911

Written Options—(0.0)%
(See the open written options contracts table on page 52 for the detailed information)
Total Written Options (Premiums received $(254))		(83)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.1% (Identified Cost $120,760)		129,828
Other assets and liabilities, net—0.9%		1,236
NET ASSETS—100.0%		$131,064

Abbreviations:
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Open Purchased Options contracts as of December 31, 2018 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Call Options
S&P 500® Index	110	$29,920	$2,720	01/04/19	$—
S&P 500® Index	85	21,163	2,725	01/07/19	—
S&P 500® Index	92	25,300	2,750	01/09/19	2
S&P 500® Index	86	24,295	2,825	01/11/19	1
S&P 500® Index	86	23,865	2,775	01/14/19	3
					6
Put Options
S&P 500® Index	110	23,265	2,115	01/04/19	3
S&P 500® Index	85	16,575	1,950	01/07/19	—
S&P 500® Index	92	18,860	2,050	01/09/19	1
S&P 500® Index	86	17,630	2,050	01/11/19	7
S&P 500® Index	86	18,275	2,125	01/14/19	17
					28
Total Purchased Options					$34

Open Written Options Contracts as of December 31, 2018 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Call Options
S&P 500® Index	110	$29,260	$2,660	01/04/19	$ (2)
S&P 500® Index	85	22,525	2,650	01/07/19	(6)
S&P 500® Index	92	24,656	2,680	01/09/19	(9)
S&P 500® Index	86	23,650	2,750	01/11/19	(2)
S&P 500® Index	86	23,220	2,700	01/14/19	(10)
					(29)
Put Options
S&P 500® Index	110	23,925	2,175	01/04/19	(4)
S&P 500® Index	85	17,213	2,025	01/07/19	(3)
S&P 500® Index	92	19,504	2,120	01/09/19	(5)
S&P 500® Index	86	18,275	2,125	01/11/19	(12)
S&P 500® Index	86	18,920	2,200	01/14/19	(30)
					(54)
Total Written Options					$(83)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$127,093	$127,093	$ —
Exchange-Traded Fund	2,784	2,784	—
Purchased Options	34	33	1
Liabilities:
Written Options	(83)	(69)	(14)
Total Investments	$129,828	$129,841	$(13)
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.1%
U.S. Treasury Bond
2.500%, 2/15/46	$7,250	$ 6,558
3.000%, 8/15/48	4,445	4,432
U.S. Treasury Note
1.375%, 4/30/20	960	945
1.625%, 2/15/26	730	684
2.875%, 8/15/28	3,865	3,927
Total U.S. Government Securities (Identified Cost $16,152)		16,546

Municipal Bonds—1.9%
California—0.6%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	1,856
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	387
		2,243

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	595
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	473
New York—0.9%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	1,630	1,850
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	1,560	1,739
		3,589

Virginia—0.2%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	640	649
Total Municipal Bonds (Identified Cost $7,704)		7,549

Foreign Government Securities—0.8%
Argentine Republic 7.125%, 7/6/36	960	688
Dominican Republic 144A 5.950%, 1/25/27(1)	565	563
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(1)	505	490
Republic of Indonesia 144A 8.500%, 10/12/35(1)	575	773
Republic of Turkey 6.000%, 3/25/27	325	305
	Par Value	Value

Sultanate of Oman
144A 5.375%, 3/8/27(1)	240	$ 210
144A 5.625%, 1/17/28(1)	200	176
Total Foreign Government Securities (Identified Cost $3,365)		3,205

Mortgage-Backed Securities—7.3%
Agency—1.2%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	$ 117	124
Pool #G01980 5.000%, 12/1/35	426	455
Pool #A62213 6.000%, 6/1/37	186	205
Pool #G08628 4.000%, 2/1/45	369	377
Federal National Mortgage Association
Pool #776432 4.000%, 7/1/19	—	— (2)
Pool #254549 6.000%, 12/1/32	33	36
Pool #735061 6.000%, 11/1/34	248	271
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	133	144
Pool #310041 6.500%, 5/1/37	205	236
Pool #909092 6.000%, 9/1/37	10	11
Pool #972569 5.000%, 3/1/38	145	155
Pool #909175 5.500%, 4/1/38	95	102
Pool #929625 5.500%, 6/1/38	151	163
Pool #909220 6.000%, 8/1/38	68	73
Pool #931995 5.000%, 9/1/39	170	181
Pool #931983 5.500%, 9/1/39	1,021	1,089
Pool #AE2496 4.500%, 9/1/40	334	351
Pool #MA2471 3.500%, 12/1/45	126	126
Pool #AS6515 4.000%, 1/1/46	321	327
Pool #AS9393 4.000%, 4/1/47	569	581
		5,011

Non-Agency—6.1%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	615	644
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2015-SFR2, C 144A 4.691%, 10/17/45(1)	$ 130	$ 135
2015-SFR1, A 144A 3.467%, 4/17/52(1)	868	862
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 (1 month LIBOR - 5.850%) 3.596%, 6/25/33(3)	350	346
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(3)	280	279
2018-2, A1 144A 3.674%, 7/27/48(1)(3)	248	247
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(1)(3)	580	589
Banc of America Funding Trust
2004-B, 2A1 4.936%, 11/20/34(3)	80	81
2005-1, 1A1 5.500%, 2/25/35	192	189
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	100	100
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.158%, 5/25/34(3)	349	347
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(1)	500	493
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	390	396
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(3)	100	100
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(3)	145	147
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	270	271
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(3)	851	843
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.605%, 12/17/33(1)(3)	359	360
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A 3.074%, 5/27/47(1)(3)	63	62
2018-1, A1 144A 2.930%, 2/25/48(1)(3)	188	185
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(1)	175	177
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(1)(3)	252	252
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	209	207
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	115	113
2018-2, A41 144A 4.500%, 10/25/58(1)(3)	245	249
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(3)	102	103
	Par Value	Value

Non-Agency—continued
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	$ 500	$ 493
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(1)(3)	175	175
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	194	194
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	300	305
JPMorgan Chase Mortgage Trust
2016-1, M2 144A 3.750%, 4/25/45(1)(3)	320	321
2016-2, M2 144A 3.750%, 12/25/45(1)(3)	344	344
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	211	203
2017-5, A1 144A 3.176%, 10/26/48(1)(3)	618	615
2017-4, A3 144A 3.500%, 11/25/48(1)(3)	221	217
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	142	142
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)	157	159
MetLife Securitization Trust 2017-1A, M1 144A 3.693%, 4/25/55(1)(3)	100	100
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	285
2015-C22, AS 3.561%, 4/15/48	835	833
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.375%, 8/15/34(1)(3)	603	593
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.256%, 1/25/48(1)(3)	223	222
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	407	407
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	300	300
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	144	144
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	414	430
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	217	218
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.231%, 3/25/35(3)	352	355
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(1)	518	506
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(3)	426	425
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	360	362
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(1)(3)	114	112
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(1)	$ 760	$ 745
2018-SFR2, B 144A 3.841%, 8/17/35(1)	235	234
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	324	330
RETL 2018-RVP, C (1 month LIBOR + 2.050%) 144A 4.505%, 3/15/33(1)(3)	353	352
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(3)	166	163
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(1)(3)	385	382
2016-1, A1B 144A 2.750%, 2/25/55(1)(3)	77	76
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	160	159
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	480	478
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	340	341
2018-4, A1 144A 3.000%, 6/25/58(1)(3)	418	406
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(3)	275	275
2015-2, 1M1 144A 3.250%, 11/25/60(1)(3)	1,245	1,214
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)	516	511
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)	522	522
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)	254	253
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(1)(3)	205	204
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(1)(3)	302	298
2018-1, A1 144A 2.929%, 2/25/48(1)(3)	218	216
2018-2, A1 144A 3.677%, 6/1/58(1)(3)	395	394
2018-3, A1 144A 4.108%, 10/25/58(1)(3)	423	420
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	600	581
		24,791

Total Mortgage-Backed Securities (Identified Cost $29,738)		29,802

Asset-Backed Securities—3.9%
Automobiles—2.5%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	258	258
	Par Value	Value

Automobiles—continued
2018-1, B 144A 4.820%, 5/20/21(1)	$ 435	$ 436
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(1)	445	444
2018-4, C 144A 3.970%, 1/13/25(1)	520	522
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	500	497
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	430	426
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	274	270
Drive Auto Receivables Trust
2015-DA, C 144A 3.380%, 11/15/21(1)	106	106
2017-2, C 2.750%, 9/15/23	525	524
DT Auto Owner Trust
2016-4A, C 144A 2.740%, 10/17/22(1)	303	303
2018-3A, C 144A 3.790%, 7/15/24(1)	380	381
Exeter Automobile Receivables Trust
2015-2A, C 144A 3.900%, 3/15/21(1)	506	508
2017-1A, B 144A 3.000%, 12/15/21(1)	470	469
2018-3A, C 144A 3.710%, 6/15/23(1)	545	549
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	390	391
2017-3, C 144A 2.910%, 9/15/23(1)	520	516
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(1)	420	417
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(1)	530	528
2018-3A, C 144A 4.180%, 7/15/24(1)	640	644
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	393	392
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	420	416
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(1)	520	514
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(1)	211	210
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(1)	$ 525	$ 521
		10,242

Other—1.3%
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	470	469
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(1)	1,142	1,135
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	426	411
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	395	392
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	224	223
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	138	137
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(1)	258	252
2017-1A, A 144A 2.420%, 12/20/34(1)	375	367
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	470	470
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(1)	440	439
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(1)	324	324
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	436	436
		5,055

Student Loan—0.1%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(1)	495	488
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	103	102
		590

Total Asset-Backed Securities (Identified Cost $15,961)		15,887

Corporate Bonds and Notes—19.0%
Communication Services—1.3%
AT&T, Inc. 4.100%, 2/15/28	932	896
Charter Communications Operating LLC 4.908%, 7/23/25	515	512
Comcast Corp.
3.950%, 10/15/25	234	237
4.150%, 10/15/28	113	115
CSC Holdings LLC 144A 5.375%, 2/1/28(1)	300	276
Discovery Communications LLC 3.950%, 3/20/28	490	455
DISH DBS Corp. 5.875%, 7/15/22	370	340
	Par Value	Value

Communication Services—continued
Frontier Communications Corp.
7.625%, 4/15/24	$ 490	$ 252
144A 8.500%, 4/1/26(1)	160	140
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	275	269
Meredith Corp. 144A 6.875%, 2/1/26(1)	370	362
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(1)	520	510
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	200	181
Verizon Communications, Inc.
4.125%, 3/16/27	525	526
(3 month LIBOR + 1.100%) 3.716%, 5/15/25(3)	180	174
		5,245

Consumer Discretionary—1.5%
Beazer Homes USA, Inc. 6.750%, 3/15/25	305	262
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	365	359
CRH America, Inc. 144A 3.875%, 5/18/25(1)	90	87
Dollar Tree, Inc. 4.000%, 5/15/25	275	264
Eldorado Resorts, Inc. 144A 6.000%, 9/15/26(1)	120	113
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	225	214
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	145	147
General Motors Financial Co., Inc. 3.450%, 4/10/22	100	97
GLP Capital LP 5.750%, 6/1/28	520	525
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	415	416
Horton (D.R.), Inc. 4.750%, 2/15/23	550	557
Lear Corp. 3.800%, 9/15/27	615	562
Lennar Corp.
5.250%, 6/1/26	330	311
4.750%, 11/29/27	300	271
PulteGroup, Inc. 6.375%, 5/15/33	280	256
QVC, Inc. 4.375%, 3/15/23	700	672
Tenneco, Inc. 5.000%, 7/15/26	410	315
TRI Pointe Group, Inc. 5.875%, 6/15/24	275	245
William Lyon Homes, Inc. 6.000%, 9/1/23	345	311
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Wyndham Worldwide Corp. 5.750%, 4/1/27	$ 140	$ 128
		6,112

Consumer Staples—0.9%
Anheuser-Busch Cos LLC 144A 3.650%, 2/1/26(1)	435	411
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	270	258
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	455	438
Conagra Brands, Inc. 4.300%, 5/1/24	440	437
CVS Health Corp.
2.875%, 6/1/26	760	693
4.300%, 3/25/28	409	400
Flowers Foods, Inc. 4.375%, 4/1/22	700	706
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	510	455
		3,798

Energy—1.6%
Andeavor Logistics LP 4.250%, 12/1/27	510	482
Bristow Group, Inc. 144A 8.750%, 3/1/23(1)	155	111
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(1)	180	168
Enbridge Energy Partners LP
4.375%, 10/15/20	105	106
5.875%, 10/15/25	415	450
Energy Transfer Operating LP 4.200%, 4/15/27	220	205
EP Energy LLC 144A 8.000%, 11/29/24(1)	160	119
Helmerich & Payne, Inc. 144A 4.650%, 3/15/25(1)	395	403
HollyFrontier Corp. 5.875%, 4/1/26	475	481
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(1)	310	288
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	687
MPLX LP 4.875%, 12/1/24	915	931
NuStar Logistics LP 5.625%, 4/28/27	350	327
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	447
State Oil Co. of the Azerbaijan Republic REGS 6.950%, 3/18/30(4)	455	488
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	135	129
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	350	336
	Par Value	Value

Energy—continued
Valero Energy Partners LP 4.500%, 3/15/28	$ 450	$ 441
		6,599

Financials—6.5%
AerCap Ireland Capital DAC 3.650%, 7/21/27	570	494
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	530	517
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)	690	690
Ares Capital Corp.
3.500%, 2/10/23	215	204
4.250%, 3/1/25	395	376
Ares Finance Co., LLC 144A 4.000%, 10/8/24(1)	595	568
Athene Holding Ltd. 4.125%, 1/12/28	470	427
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	515	465
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	340	295
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	645	580
Banco Santander Chile 144A 3.875%, 9/20/22(1)	430	428
Bank of America Corp.
3.004%, 12/20/23	712	691
4.200%, 8/26/24	1,065	1,056
Bank of Montreal 3.803%, 12/15/32	803	744
Brighthouse Financial, Inc. 3.700%, 6/22/27	520	440
BrightSphere Investment Group plc 4.800%, 7/27/26	585	564
Brookfield Finance LLC 4.000%, 4/1/24	671	663
Capital One Financial Corp.
4.200%, 10/29/25	630	609
3.750%, 7/28/26	580	531
Citigroup Inc. 4.050%, 7/30/22	700	703
Discover Bank 4.682%, 8/9/28	475	465
Fairfax Financial Holdings Ltd. 144A 4.850%, 4/17/28(1)	550	529
FS KKR Capital Corp.
4.250%, 1/15/20	615	616
4.750%, 5/15/22	115	114
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	1,020	1,068
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	469	472
ICAHN Enterprises LP 6.375%, 12/15/25	390	375
iStar, Inc. 5.250%, 9/15/22	360	337
Jefferies Financial Group, Inc. 5.500%, 10/18/23	275	280
Jefferies Group LLC
6.875%, 4/15/21	78	83
5.125%, 1/20/23	123	126
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financials—continued
4.850%, 1/15/27	$ 300	$ 287
JPMorgan Chase & Co. 3.300%, 4/1/26	1,025	977
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	480	502
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(1)	690	696
Morgan Stanley
3.125%, 7/27/26	730	674
6.375%, 7/24/42	710	870
Navient Corp. 6.750%, 6/25/25	360	307
Prudential Financial, Inc. 5.625%, 6/15/43(5)	680	666
S&P Global, Inc. 4.000%, 6/15/25	480	489
Santander Holdings USA, Inc.
4.450%, 12/3/21	331	337
3.700%, 3/28/22	359	353
4.400%, 7/13/27	205	194
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	535	529
Springleaf Finance Corp. 6.875%, 3/15/25	240	215
Synchrony Financial 3.950%, 12/1/27	450	379
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(1)	595	603
Toronto-Dominion Bank (The) 3.625%, 9/15/31	650	614
Trinity Acquisition plc 4.400%, 3/15/26	230	229
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(1)	245	221
UBS AG 7.625%, 8/17/22	500	532
Wells Fargo & Co.
3.550%, 9/29/25	375	363
Series S 5.900%, (6)	715	681
		26,228

Health Care—1.4%
AbbVie, Inc.
3.600%, 5/14/25	235	226
3.200%, 5/14/26	355	329
Allergan Funding SCS 3.450%, 3/15/22	355	350
Anthem, Inc.
3.650%, 12/1/27	134	128
4.101%, 3/1/28	480	471
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(1)	25	25
144A 5.500%, 11/1/25(1)	175	163
Becton Dickinson & Co.
3.363%, 6/6/24	113	109
3.700%, 6/6/27	375	355
(3 month LIBOR + 0.875%) 3.678%, 12/29/20(3)	125	124
Cardinal Health, Inc.
3.200%, 3/15/23	300	289
	Par Value	Value

Health Care—continued
3.410%, 6/15/27	$ 195	$ 177
Centene Corp. 144A 5.375%, 6/1/26(1)	90	88
Cigna Corp.
144A 4.125%, 11/15/25(1)	19	19
144A 4.375%, 10/15/28(1)	407	410
Elanco Animal Health, Inc. 144A 4.900%, 8/28/28(1)	101	103
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(1)	120	121
HCA, Inc. 5.375%, 2/1/25	405	395
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	230	222
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(1)	260	259
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	525	532
Tenet Healthcare Corp. 4.625%, 7/15/24	165	153
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	725	689
		5,737

Industrials—0.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	350	315
CNH Industrial N.V. 4.500%, 8/15/23	426	428
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	139	141
Oshkosh Corp. 4.600%, 5/15/28	604	594
Owens Corning 3.400%, 8/15/26	590	539
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	455	454
TransDigm, Inc. 6.375%, 6/15/26	185	172
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	468	487
		3,130

Information Technology—0.7%
Broadcom Corp.
3.000%, 1/15/22	195	187
3.625%, 1/15/24	370	350
Citrix Systems, Inc. 4.500%, 12/1/27	325	311
Dell International LLC
144A 6.020%, 6/15/26(1)	100	100
144A 8.100%, 7/15/36(1)	210	227
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	390	395
Verisk Analytics, Inc. 4.000%, 6/15/25	685	688
VMware, Inc.
2.950%, 8/21/22	223	213
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Information Technology—continued
3.900%, 8/21/27	$ 240	$ 213
		2,684

Materials—1.6%
Anglo American Capital plc 144A 4.000%, 9/11/27(1)	540	488
ArcelorMittal 6.125%, 6/1/25	405	424
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(5)	450	468
CRH America Finance, Inc. 144A 3.400%, 5/9/27(1)	440	404
DowDuPont, Inc. 4.493%, 11/15/25	515	531
Glencore Funding LLC 144A 4.000%, 3/27/27(1)	520	474
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(1)	850	842
NewMarket Corp. 4.100%, 12/15/22	759	777
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(1)	145	131
144A 5.000%, 5/1/25(1)	225	203
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(1)	455	341
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	460	457
Syngenta Finance N.V.
144A 4.441%, 4/24/23(1)	200	193
144A 4.892%, 4/24/25(1)	200	189
Vulcan Materials Co. 3.900%, 4/1/27	520	492
		6,414

Real Estate—1.8%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	345	335
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	160
Corporate Office Properties LP 3.600%, 5/15/23	715	694
EPR Properties 4.750%, 12/15/26	720	713
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	440	429
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	540	514
Hospitality Properties Trust 4.950%, 2/15/27	640	627
Kilroy Realty LP 4.375%, 10/1/25	640	643
LifeStorage LP
3.500%, 7/1/26	540	506
3.875%, 12/15/27	200	190
MPT Operating Partnership LP
6.375%, 3/1/24	55	56
5.000%, 10/15/27	185	169
Physicians Realty LP 3.950%, 1/15/28	535	506
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	458
	Par Value	Value

Real Estate—continued
Select Income REIT 4.500%, 2/1/25	$ 690	$ 650
Welltower, Inc. 4.000%, 6/1/25	730	721
		7,371

Utilities—0.9%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	204	206
Duke Energy Corp. 2.650%, 9/1/26	605	551
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	440	401
Exelon Corp. 3.497%, 6/1/22	725	708
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(1)	735	743
PSEG Power LLC 3.850%, 6/1/23	153	153
Southern Power Co. 4.150%, 12/1/25	590	585
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	260	229
		3,576

Total Corporate Bonds and Notes (Identified Cost $79,937)		76,894

Leveraged Loans—3.0%
Aerospace—0.0%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.130%, 12/6/25	55	54
TransDigm, Inc. Tranche E (1 month LIBOR + 2.500%) 5.022%, 5/30/25	159	150
		204

Consumer Durables—0.1%
Fluidra, S.A. (1 month LIBOR + 2.250%) 4.772%, 7/2/25	349	337
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.530%, 9/29/24	268	253
		590

Consumer Non-Durables—0.1%
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.772%, 8/18/25	50	48
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.522%, 5/15/23	362	341
		389

Energy—0.0%
Moda Ingleside Energy Center LLC (1 month LIBOR + 3.250%) 5.772%, 9/29/25	25	24
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financial—0.1%
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 6.272%, 10/1/25	$ 455	$ 432
Genworth Holdings, Inc. (1 month LIBOR + 4.500%) 6.955%, 3/7/23	15	15
		447

Food / Tobacco—0.1%
Aramark Intermediate HoldCo Corp. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 3/11/25	158	154
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.272%, 3/31/25	184	176
H-Food Holdings, LLC
(1 month LIBOR + 3.688%) 6.210%, 5/23/25	50	47
Tranche B-2 (1 month LIBOR + 4.000%) 6.522%, 5/23/25	225	223
		600

Food and Drug—0.1%
Albertson’s LLC Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/17/25	320	303
Gaming / Leisure—0.3%
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 5.022%, 3/29/24	243	236
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 0.000%, 4/29/24(7)	157	146
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.250%, 8/14/24	278	260
Seminole Tribe of Florida Tranche B (1 month LIBOR + 1.750%) 4.272%, 7/8/24	281	275
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 0.000%, 5/30/25(7)	294	282
		1,199

Healthcare—0.5%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.129%, 11/27/25	94	89
(1 month LIBOR + 3.000%) 5.379%, 6/2/25	53	50
CCS-CMGC Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 8.022%, 10/1/25	255	246
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.000%) 5.525%, 6/7/23	290	278
Endo Luxembourg Finance Co. S.a.r.l. (1 month LIBOR + 4.250%) 6.813%, 4/29/24	128	121
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.272%, 10/10/25	375	349
	Par Value	Value

Healthcare—continued
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 6/11/25	$ 368	$ 355
Quorum Health Corp. (1 month LIBOR + 6.750%) 9.272%, 4/29/22	130	128
Regionalcare Hospital Partners Holdings, Inc. Tranche B (3 month LIBOR + 4.500%) 7.129%, 11/16/25	385	364
		1,980

Housing—0.3%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.522%, 10/31/23	461	438
Capital Automotive LP Tranche B-2 (1 month LIBOR + 2.500%) 5.030%, 3/25/24	384	368
Summit Materials LLC (1 month LIBOR + 2.000%) 4.522%, 11/21/24	384	367
		1,173

Information Technology—0.4%
BMC Software Finance, Inc. (3 month LIBOR + 4.250%) 7.053%, 10/2/25	370	356
Kronos, Inc. First Lien (3 month LIBOR + 3.000%) 5.541%, 11/1/23	288	273
Rackspace Hosting, Inc. Tranche B (3 month LIBOR + 3.000%) 5.582%, 11/3/23	390	343
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 5/30/25	264	245
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	309	291
Tranche B-4 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	117	110
		1,618

Manufacturing—0.1%
Accudyne Industries Borrower S.C.A. (1 month LIBOR + 3.000%) 5.522%, 8/18/24	347	328
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC (3 month LIBOR + 2.250%) 4.745%, 1/15/26	140	132
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.705%, 8/15/26	280	266
		398

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 5.022%, 2/28/25	372	351
Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 0.000%, 1/31/25(7)	475	442
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Media / Telecom - Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B (3 month LIBOR + 3.250%) 5.960%, 5/27/24	$ 25	$ 22
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.530%, 4/11/25	209	200
		222

Metals / Minerals—0.0%
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.553%, 6/1/25	279	201
Retail—0.0%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.522%, 9/25/24	95	90
Service—0.2%
Frontdoor, Inc. (1 month LIBOR + 2.500%) 5.063%, 8/16/25	259	249
Red Ventures LLC Tranche B-1 (1 month LIBOR + 3.000%) 5.522%, 11/8/24	313	297
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/31/25(7)	15	14
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.280%, 2/1/23	296	281
		841

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.890%, 11/6/24	223	215
Utility—0.2%
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC) First Lien (1 month LIBOR + 3.750%) 6.272%, 8/1/25	275	266
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.522%, 8/4/23	166	160
(1 month LIBOR + 2.000%) 4.473%, 12/31/25	209	201
		627

Total Leveraged Loans (Identified Cost $12,927)		12,242

	Shares
Convertible Preferred Stock—0.6%
Information Technology—0.6%
BDC Payments Holdings, Inc.(8)(9)(10)	284,073	2,360
Total Convertible Preferred Stock (Identified Cost $2,360)		2,360

	Shares	Value

Preferred Stocks—1.1%
Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	525 (11)	$ 512
Huntington Bancshares, Inc. Series E, 5.700%	365 (11)	324
JPMorgan Chase & Co. Series Z, 5.300%	640 (11)	632
KeyCorp Series D, 5.000%(12)	375 (11)	343
M&T Bank Corp. Series F, 5.125%(12)	570 (11)	540
MetLife, Inc. Series D, 5.875%	202 (11)	194
PNC Financial Services Group, Inc. (The) Series R, 4.850%	570 (11)	521
PNC Financial Services Group, Inc. (The) Series S, 5.000%	570 (11)	524
		3,590

Industrials—0.2%
General Electric Co. Series D, 5.000%	1,138 (11)	871
Total Preferred Stocks (Identified Cost $4,851)		4,461

Common Stocks—56.8%
Communication Services—6.5%
Activision Blizzard, Inc.	54,890	2,556
BT Group plc Sponsored ADR(13)	99,174	1,508
Facebook, Inc. Class A(9)	72,980	9,567
Netflix, Inc.(9)	27,940	7,478
Tencent Holdings Ltd. ADR	134,050	5,291
		26,400

Consumer Discretionary—13.2%
Alibaba Group Holding Ltd. Sponsored ADR(9)	70,730	9,695
Amazon.com, Inc.(9)	10,140	15,230
Carnival Corp.	22,495	1,109
Ctrip.com International Ltd. ADR(9)	111,058	3,005
Home Depot, Inc. (The)	17,300	2,972
Las Vegas Sands Corp.	88,090	4,585
McDonald’s Corp.	17,610	3,127
MercadoLibre, Inc.	6,610	1,936
NIKE, Inc. Class B	74,640	5,534
Ross Stores, Inc.	48,320	4,020
Sony Corp. Sponsored ADR	45,211	2,183
		53,396

Consumer Staples—2.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	80,476	1,671
Marine Harvest ASA Sponsored ADR	76,004	1,610
Monster Beverage Corp.(9)	59,320	2,920
Philip Morris International, Inc.	42,250	2,821
		9,022

Energy—2.4%
Cabot Oil & Gas Corp.	129,390	2,892
Eni SpA. Sponsored ADR	51,676	1,628
Equinor ASA. Sponsored ADR	78,994	1,672
Pioneer Natural Resources Co.	18,380	2,418
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value

Energy—continued
TechnipFMC plc	61,099	$ 1,196
		9,806

Financials—7.1%
Banco Bradesco SA ADR	179,330	1,774
Bank of America Corp.	237,440	5,851
BOC Hong Kong Holdings Ltd. Sponsored ADR(13)	18,806	1,391
Charles Schwab Corp. (The)	81,840	3,399
China Construction Bank Corp. ADR	108,593	1,770
Credit Agricole S.A. ADR	235,284	1,254
DBS Group Holdings Ltd. Sponsored ADR	29,534	2,059
MarketAxess Holdings, Inc.	13,450	2,842
ORIX Corp. Sponsored ADR	25,202	1,803
Ping An Insurance Group Co. of China Ltd. ADR	76,039	1,322
Progressive Corp. (The)	25,090	1,514
SEI Investments Co.	28,700	1,326
Standard Life Aberdeen plc	73,339	943
UBS Group AG Registered Shares	115,786	1,433
		28,681

Health Care—5.0%
Bayer AG Sponsored ADR	68,246	1,199
Bluebird Bio, Inc.(9)	10,665	1,058
Danaher Corp.	32,910	3,394
HealthEquity, Inc.(9)	58,830	3,509
Illumina, Inc.(9)	15,300	4,589
Novartis AG Sponsored ADR	16,019	1,374
Zoetis, Inc.	59,200	5,064
		20,187

Industrials—6.1%
Airbus SE ADR	68,720	1,634
Ashtead Group plc ADR	21,308	1,787
Caterpillar, Inc.	27,180	3,454
CK Hutchison Holdings Ltd. ADR	168,891	1,601
CoStar Group, Inc.(9)	9,350	3,154
easyJet plc Sponsored ADR	99,349	1,432
Golden Ocean Group Ltd.	250,528	1,543
Kansas City Southern	28,110	2,683
Nidec Corp. Sponsored ADR	61,634	1,729
Rockwell Automation, Inc.	10,680	1,607
Roper Technologies, Inc.	15,240	4,062
		24,686

Information Technology—12.0%
Accenture plc Class A	22,020	3,105
Amphenol Corp. Class A	68,100	5,517
ASML Holding NV Registered Shares	12,158	1,892
Avalara, Inc.(9)	78,330	2,440
Broadcom, Inc.	8,988	2,285
Gartner, Inc.(9)	17,260	2,207
Hitachi Ltd. ADR	31,329	1,659
NVIDIA Corp.	35,560	4,747
Paycom Software, Inc.(9)	42,860	5,248
SAP SE Sponsored ADR	14,591	1,453
Trade Desk, Inc. (The) Class A(9)	24,840	2,883
Visa, Inc. Class A	68,910	9,092
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(9)	39,020	$ 6,231
		48,759

Materials—2.0%
Anhui Conch Cement Co., Ltd. ADR	94,861	2,276
Ecolab, Inc.	30,260	4,459
Glencore plc ADR	213,674	1,547
		8,282

Utilities—0.3%
Veolia Environnement S.A. ADR	64,868	1,324
Total Common Stocks (Identified Cost $197,932)		230,543

Affiliated Mutual Fund—0.4%
Virtus Newfleet Credit Opportunities Fund Class R6(14)	194,795	1,749
Total Affiliated Mutual Fund (Identified Cost $1,946)		1,749

Exchange-Traded Fund—0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(14)	7,583	855
Total Exchange-Traded Fund (Identified Cost $871)		855

Total Long-Term Investments—99.1% (Identified Cost $373,744)		402,093

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(14)(15)	1,813,601	1,814
Total Securities Lending Collateral (Identified Cost $1,814)		1,814

TOTAL INVESTMENTS—99.6% (Identified Cost $375,558)		403,907
Other assets and liabilities, net—0.4%		1,734
NET ASSETS—100.0%		$405,641

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $58,087 or 14.3% of net assets.
(2)	Amount is less than $500.
(3)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This loan will settle after December 31, 2018, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(8)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(9)	Non-income producing.
(10)	Restricted security.
(11)	Value shown as par value.
(12)	Interest may be forfeited.
(13)	All or a portion of security is on loan.
(14)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	78%
China	6
Japan	2
Switzerland	2
United Kingdom	2
France	2
Norway	1
Other	7
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Virtus Strategic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Financial Statements):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 15,887	$ —	$ 15,887	$ —
Corporate Bonds and Notes	76,894	—	76,894	—
Foreign Government Securities	3,205	—	3,205	—
Leveraged Loans	12,242	—	12,242	—
Mortgage-Backed Securities	29,802	—	29,802	—
Municipal Bonds	7,549	—	7,549	—
U.S. Government Securities	16,546	—	16,546	—
Equity Securities:
Common Stocks	230,543	230,543	—	—
Preferred Stocks	4,461	—	4,461	—
Exchange-Traded Fund	855	855	—	—
Convertible Preferred Stock	2,360	—	—	2,360
Affiliated Mutual Fund	1,749	1,749	—	—
Securities Lending Collateral	1,814	1,814	—	—
Total Investments	$403,907	$234,961	$166,586	$2,360
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$ —	$ —
Purchases	2,360	2,360
Balance as of December 31, 2018	$2,360	2,360
The Strategic Allocation Fund owns the following internally fair valued securities which are categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Fund purchased within thirty days of December 31, 2018. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.4%
U.S. Treasury Note
1.875%, 2/28/22	$ 1,165	$ 1,144
2.375%, 1/31/23	515	513
U.S.Treasury Note 2.000%, 2/15/25	75	72
Total U.S. Government Securities (Identified Cost $1,709)		1,729

Foreign Government Securities—2.8%
Argentine Republic
6.875%, 1/26/27	155	118
Series NY 8.280%, 12/31/33	58	45
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)(2)	130	36
REGS 7.650%, 4/21/25(1)(2)	320	73
RegS 8.250%, 10/13/24	40	9
Dominican Republic
144A 6.875%, 1/29/26(3)	100	105
144A 6.000%, 7/19/28(3)	150	150
Federative Republic of Brazil, Notas do Tesouro Nacional
Series F 10.000%, 1/1/23	570 BRL	154
Series F 10.000%, 1/1/25	175 BRL	47
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200	204
Provincia de Buenos Aires 144A 7.875%, 6/15/27(3)	235	169
Republic of Chile 5.500%, 8/5/20	95,000 CLP	141
Republic of Colombia 4.375%, 3/21/23	527,000 COP	154
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200	170
Republic of Ecuador 144A 8.875%, 10/23/27(3)	200	172
Republic of Indonesia 144A 8.500%, 10/12/35(3)	240	323
Republic of Ivory Coast 144A 6.375%, 3/3/28(3)	200	180
Republic of Philippines 9.500%, 2/2/30	190	280
Republic of South Africa Series 2023 7.750%, 2/28/23	1,400 ZAR	96
Republic of Turkey 6.000%, 3/25/27	200	188
Russian Federation
Series 6215 7.000%, 8/16/23	3,250 RUB	44
Series 6216 6.700%, 5/15/19	11,210 RUB	161
Sultanate of Oman 144A 5.375%, 3/8/27(3)	230	201
	Par Value	Value

Ukraine
144A 7.750%, 9/1/23(3)	$ 120	$ 108
144A 7.750%, 9/1/26(3)	160	136
United Mexican States Series M 6.500%, 6/9/22	1,092 MXN	52
Total Foreign Government Securities (Identified Cost $4,179)		3,516

Mortgage-Backed Securities—6.3%
Agency—0.8%
Federal Home Loan Mortgage Corporation Pool #G08702 3.500%, 4/1/46	181	181
Federal National Mortgage Association
Pool #AX2491 4.000%, 10/1/44	161	165
Pool #MA2471 3.500%, 12/1/45	119	120
Pool #MA2542 3.000%, 2/1/46	56	55
Pool #MA3058 4.000%, 7/1/47	219	223
Pool #MA3088 4.000%, 8/1/47	168	172
		916

Non-Agency—5.5%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	108	108
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	180	188
2015-SFR2, C 144A 4.691%, 10/17/45(3)	205	212
2015-SFR1, A 144A 3.467%, 4/17/52(3)	135	134
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 (1 month LIBOR - 5.850%) 3.596%, 6/25/33(4)	98	97
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A 3.674%, 7/27/48(3)(4)	77	76
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	23	22
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.951%, 7/25/35(4)	108	110
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	101	104
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	120	122
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	101
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	57	57
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	$ 228	$ 226
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.605%, 12/17/33(3)(4)	108	108
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(3)(4)	58	57
CoreVest American Finance Trust 2018-1, A 144A 3.804%, 6/15/51(3)	99	99
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.753%, 4/25/44(3)(4)	42	42
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	84	83
2018-1A, A1 144A 2.976%, 12/25/57(3)(4)	80	79
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	97	97
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(3)(4)	130	129
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	119	117
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	94	96
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(4)	38	39
Homeward Opportunities Fund I Trust 2018-1, A1 144A 3.766%, 6/25/48(3)(4)	146	145
JPMorgan Chase Commercial Mortgage Securities Trust 2011-C4, A4 144A 4.388%, 7/15/46(3)	117	120
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	86	86
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	97	96
2016-1, M2 144A 3.750%, 4/25/45(3)(4)	88	88
2016-2, M2 144A 3.750%, 12/25/45(3)(4)	174	174
2017-5, A1 144A 3.176%, 10/26/48(3)(4)	186	185
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	85	84
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	215	216
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	67	67
2005-2, 2A1 6.000%, 1/25/35	74	76
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)	27	28
Mill City Mortgage Trust 2017-1, A1 144A 2.750%, 11/25/58(3)(4)	64	63
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.256%, 1/25/48(3)(4)	119	118
	Par Value	Value

Non-Agency—continued
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	$ 37	$ 37
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	65	66
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	131	128
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	131	131
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	110	110
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(3)	220	216
2018-SFR2, B 144A 3.841%, 8/17/35(3)	240	239
Residential Asset Mortgage Products Trust 2005-SL2, A4 7.500%, 2/25/32	58	52
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	94	96
RETL 2018-RVP, C (1 month LIBOR + 2.050%) 144A 4.505%, 3/15/33(3)(4)	41	41
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(4)	94	92
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	115	114
2015-3, A1B 144A 3.000%, 3/25/54(3)(4)	73	72
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	100	100
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	100	100
2018-4, A1 144A 3.000%, 6/25/58(3)(4)	101	98
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	100	100
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	345	336
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)	156	155
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(3)	159	159
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)(4)	100	100
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(3)(4)	66	65
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	131	130
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	165	160
		6,946

Total Mortgage-Backed Securities (Identified Cost $7,907)		7,862

See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—2.9%
Auto Floor Plan—0.1%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(3)	$ 145	$ 144
Automobiles—1.8%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(3)	115	115
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	160	160
2018-4, C 144A 3.970%, 1/13/25(3)	160	161
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	135	135
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	140	141
DT Auto Owner Trust 2018-1A, C 144A 3.470%, 12/15/23(3)	145	145
Exeter Automobile Receivables Trust
2014-3A, D 144A 5.690%, 4/15/21(3)	165	166
2015-2A, C 144A 3.900%, 3/15/21(3)	144	144
2018-4A, D 144A 4.350%, 9/16/24(3)	160	162
Flagship Credit Auto Trust 2015-1, D 144A 5.260%, 7/15/21(3)	200	203
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(3)	105	105
2017-1A, C 144A 3.500%, 7/15/22(3)	155	154
2018-1A, B 144A 3.520%, 8/15/23(3)	155	155
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	165	165
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	135	136
		2,247

Other—1.0%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	112	110
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	160	163
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	133	129
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	103	103
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	151	150
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	160	163
Prosper Marketplace Issuance Trust
2017-1A, B 144A 3.650%, 6/15/23(3)	97	97
2017-2A, B 144A 3.480%, 9/15/23(3)	110	110
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	130	131
	Par Value	Value

Other—continued
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	$ 136	$ 136
		1,292

Total Asset-Backed Securities (Identified Cost $3,674)		3,683

Corporate Bonds and Notes—18.2%
Communication Services—1.6%
America Movil SAB de C.V. 6.450%, 12/5/22	2,000	90
AT&T, Inc.
5.250%, 3/1/37	30	29
4.800%, 6/15/44	110	99
5.650%, 2/15/47	55	55
(3 month LIBOR + 1.180%) 3.956%, 6/12/24(4)	110	107
Charter Communications Operating LLC
4.500%, 2/1/24	85	85
4.908%, 7/23/25	135	134
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	155	128
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	200	195
Comcast Corp.
3.950%, 10/15/25	71	72
4.150%, 10/15/28	35	35
CSC Holdings LLC 144A 7.500%, 4/1/28(3)	200	199
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200	135
Discovery Communications LLC 3.950%, 3/20/28	130	121
DISH DBS Corp.
5.875%, 7/15/22	115	106
7.750%, 7/1/26	60	50
Frontier Communications Corp.
8.500%, 4/15/20	45	40
7.625%, 4/15/24	140	72
144A 8.500%, 4/1/26(3)	45	39
iHeartCommunications, Inc. 9.000%, 12/15/19(1)	55	37
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	95	74
Meredith Corp. 144A 6.875%, 2/1/26(3)	70	68
		1,970

Consumer Discretionary—1.9%
Beazer Homes USA, Inc.
6.750%, 3/15/25	45	39
5.875%, 10/15/27	115	91
Boyd Gaming Corp. 6.000%, 8/15/26	35	33
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	140	138
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	110	95
Dollar Tree, Inc. 4.000%, 5/15/25	83	80
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	$ 45	$ 44
Eldorado Resorts, Inc. 144A 6.000%, 9/15/26(3)	40	38
frontdoor, Inc. 144A 6.750%, 8/15/26(3)	100	95
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	100	102
GLP Capital LP 5.250%, 6/1/25	100	99
Graham Holdings Co. 144A 5.750%, 6/1/26(3)	150	150
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(3)	120	115
Horton (D.R.), Inc. 4.750%, 2/15/23	85	86
Lear Corp. 3.800%, 9/15/27	160	146
Lennar Corp.
5.250%, 6/1/26	80	75
4.750%, 11/29/27	55	50
M/I Homes, Inc. 5.625%, 8/1/25	90	82
MGM Resorts International 5.750%, 6/15/25	135	130
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	115	47
Scientific Games International, Inc. 6.625%, 5/15/21	95	90
Tenneco, Inc. 5.000%, 7/15/26	150	115
Viking Cruises Ltd. 144A 5.875%, 9/15/27(3)	105	98
Vista Outdoor, Inc. 5.875%, 10/1/23	115	105
Weekley Homes LLC 6.625%, 8/15/25	110	101
William Lyon Homes, Inc. 6.000%, 9/1/23	140	126
		2,370

Consumer Staples—0.5%
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	140	135
BAT Capital Corp. 3.557%, 8/15/27	110	98
CVS Health Corp. 4.300%, 3/25/28	165	161
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	135	104
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	200	190
		688

Energy—3.2%
Alta Mesa Holdings LP 7.875%, 12/15/24	70	43
Anadarko Finance Co. 7.500%, 5/1/31	45	53
	Par Value	Value

Energy—continued
Anadarko Petroleum Corp. 6.600%, 3/15/46	$ 85	$ 94
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	140	130
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)(5)	50	36
Callon Petroleum Co. 6.125%, 10/1/24	113	105
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	145	153
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(3)	65	61
Chesapeake Energy Corp. 8.000%, 6/15/27	110	92
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	100	102
Continental Resources, Inc. 4.500%, 4/15/23	60	59
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	98	90
144A 7.500%, 2/15/24(3)	55	44
Ecopetrol S.A. 5.375%, 6/26/26	190	191
Encana Corp. 8.125%, 9/15/30	65	82
Energy Transfer LP
4.250%, 3/15/23	35	34
5.875%, 1/15/24	65	66
EP Energy LLC
6.375%, 6/15/23	90	28
144A 8.000%, 11/29/24(3)(5)	80	60
144A 7.750%, 5/15/26(3)	50	44
HollyFrontier Corp. 5.875%, 4/1/26	155	157
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(3)	140	130
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	200	195
Kinder Morgan, Inc. 7.750%, 1/15/32	205	246
MPLX LP 4.000%, 3/15/28	86	81
Nabors Industries, Inc.
5.500%, 1/15/23(5)	95	75
5.750%, 2/1/25	50	38
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization 144A 7.720%, 12/1/26(3)(6)	168	44
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, (3)(7)	25	— (8)
Petrobras Global Finance B.V. 7.375%, 1/17/27	380	391
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	38
Petroleos Mexicanos
6.500%, 3/13/27	230	216
6.500%, 6/2/41	140	116
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)(5)	65	53
State Oil Co. of the Azerbaijan Republic REGS 6.950%, 3/18/30	200	215
Targa Resources Partners LP 144A 5.875%, 4/15/26(3)	125	122
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean, Inc. 144A 9.000%, 7/15/23(3)	$ 65	$ 65
USA Compression Partners LP 144A 6.875%, 4/1/26(3)	125	120
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	85	67
Weatherford International Ltd. 9.875%, 2/15/24	40	25
		3,961

Financials—4.5%
Acrisure LLC 144A 7.000%, 11/15/25(3)	130	111
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	130
Allstate Corp. (The) Series B 5.750%, 8/15/53(9)	125	122
Athene Holding Ltd. 4.125%, 1/12/28	130	118
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	200	193
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	145	131
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	200	173
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	200	202
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	55	58
Bank of America Corp.
4.200%, 8/26/24	167	166
(3 month LIBOR + 0.770%) 3.352%, 2/5/26(4)	110	104
Bank of Montreal 3.803%, 12/15/32	88	81
Brighthouse Financial, Inc. 3.700%, 6/22/27	195	165
BrightSphere Investment Group plc 4.800%, 7/27/26	150	145
Capital One Financial Corp. 3.750%, 7/28/26	135	124
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	250
E*TRADE Financial Corp. 4.500%, 6/20/28	175	173
Fairfax Financial Holdings Ltd. 144A 4.850%, 4/17/28(3)	155	149
FS KKR Capital Corp. 4.750%, 5/15/22	130	129
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.786%, 5/15/26(4)	225	216
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	200	200
ING Groep N.V. 6.000%, (10)	200	194
iStar, Inc. 5.250%, 9/15/22	55	51
Jefferies Financial Group, Inc. 5.500%, 10/18/23	70	71
Jefferies Group LLC 4.850%, 1/15/27	40	38
	Par Value	Value

Financials—continued
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	$ 200	$ 209
Navient Corp. 6.750%, 6/25/25	105	90
Prudential Financial, Inc.
5.875%, 9/15/42	100	101
5.625%, 6/15/43(9)	75	73
Santander Holdings USA, Inc.
4.450%, 12/3/21	51	52
4.400%, 7/13/27	135	128
Sberbank of Russia 144A 5.500%, 2/26/24(3)(11)	200	200
Springleaf Finance Corp.
6.875%, 3/15/25	70	63
7.125%, 3/15/26	35	31
Synchrony Financial 3.950%, 12/1/27	280	236
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	150	152
Tempo Acquisition LLC 144A 6.750%, 6/1/25(3)	145	134
Toronto-Dominion Bank (The) 3.625%, 9/15/31	170	161
Voya Financial, Inc. 5.650%, 5/15/53	135	127
Wells Fargo & Co.
3.550%, 9/29/25	135	131
Series S 5.900%,	310	295
		5,677

Health Care—1.5%
Advanz Pharma Corp. 8.000%, 9/6/24(5)	22	21
Anthem, Inc. 3.650%, 12/1/27	35	33
Avantor, Inc.
144A 6.000%, 10/1/24(3)	50	49
144A 9.000%, 10/1/25(3)	105	105
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(3)	10	10
144A 7.000%, 3/15/24(3)	15	15
144A 6.125%, 4/15/25(3)	55	48
144A 5.500%, 11/1/25(3)	135	126
Bayer US Finance II LLC 3.798%, 12/15/23	200	191
Becton Dickinson & Co. 3.700%, 6/6/27	170	161
Centene Corp. 144A 5.375%, 6/1/26(3)	40	39
Cigna Corp.
144A 4.125%, 11/15/25(3)	117	117
144A 4.375%, 10/15/28(3)	12	12
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	55	57
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(12)	70	67
Endo Dac 144A 6.000%, 7/15/23(3)	140	107
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Health Care—continued
HCA, Inc.
5.250%, 6/15/26	$ 55	$ 55
5.625%, 9/1/28	80	77
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	70	65
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(3)(5)	100	100
144A 6.750%, 7/1/25(3)	15	13
Takeda Pharmaceutical Co., Ltd 144A 4.400%, 11/26/23(3)	200	202
Tenet Healthcare Corp.
8.125%, 4/1/22	30	30
7.000%, 8/1/25(5)	115	106
Valeant Pharmaceuticals International 144A 9.250%, 4/1/26(3)	75	75
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	70	62
		1,943

Industrials—1.3%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	200	180
CNH Industrial N.V. 4.500%, 8/15/23	112	113
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	40	40
DP World Ltd. 144A 6.850%, 7/2/37(3)	100	111
Garda World Security Corp. 144A 8.750%, 5/15/25(3)	140	127
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	95	77
Hulk Finance Corp. 144A 7.000%, 6/1/26(3)	120	105
Masco Corp. 5.950%, 3/15/22	99	105
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	60	59
Oshkosh Corp. 4.600%, 5/15/28	183	180
Owens Corning 3.400%, 8/15/26	150	137
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	75	64
TransDigm, Inc.
6.500%, 7/15/24	60	58
6.500%, 5/15/25	45	43
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	142	148
US Airways, Inc. Pass-Through Trust 2012-1, B 8.000%, 10/1/19	131	135
		1,682

Information Technology—0.6%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	15	14
Broadcom Corp. 3.625%, 1/15/24	100	95
Citrix Systems, Inc. 4.500%, 12/1/27	110	105
	Par Value	Value

Information Technology—continued
Dell International LLC
144A 5.450%, 6/15/23(3)	$ 30	$ 30
144A 8.100%, 7/15/36(3)	60	65
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	30	28
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	100	95
Radiate Holdco LLC
144A 6.875%, 2/15/23(3)	15	14
144A 6.625%, 2/15/25(3)	165	143
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	115	106
VMware, Inc. 3.900%, 8/21/27	93	82
		777

Materials—1.7%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	260	260
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	200	181
ArcelorMittal 6.125%, 6/1/25	145	152
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(9)	205	213
DowDuPont, Inc.
4.493%, 11/15/25	25	26
(3 month LIBOR + 1.110%) 3.817%, 11/15/23(4)	135	133
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	165	150
Hexion, Inc. 6.625%, 4/15/20	90	72
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	200	171
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	60	55
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	40	36
144A 5.000%, 5/1/25(3)	105	94
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	130	124
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(3)	200	150
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	200	199
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(3)	85	75
		2,091

Real Estate—0.6%
EPR Properties
4.750%, 12/15/26	145	144
4.500%, 6/1/27	75	72
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	70	67
Hospitality Properties Trust 4.375%, 2/15/30	40	37
LifeStorage LP 3.875%, 12/15/27	50	48
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Real Estate—continued
MPT Operating Partnership LP 5.000%, 10/15/27	$ 55	$ 50
Physicians Realty LP 4.300%, 3/15/27	140	136
Select Income REIT 4.500%, 2/1/25	165	155
		709

Utilities—0.8%
Enel Finance International NV 144A 4.625%, 9/14/25(3)	200	192
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	183
Ferrellgas Partners LP 8.625%, 6/15/20	25	18
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	210	194
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	90	79
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	200	202
Vistra Energy Corp. 7.375%, 11/1/22	125	129
		997

Total Corporate Bonds and Notes (Identified Cost $24,678)		22,865

Leveraged Loans—6.7%
Aerospace—0.1%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.130%, 12/6/25	30	29
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.500%) 5.022%, 5/30/25	50	47
Tranche F (1 month LIBOR + 2.500%) 5.022%, 6/9/23	108	102
		178

Chemicals—0.1%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 6.022%, 2/14/24	62	59
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.772%, 8/25/23	103	100
		159

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.530%, 9/29/24	119	112
Consumer Non-Durables—0.3%
American Greetings Corp. (1 month LIBOR + 4.500%) 7.006%, 4/6/24	140	137
Energizer Holdings, Inc. Tranche B (3 month LIBOR + 2.250%) 0.000%, 12/17/25	30	29
	Par Value	Value

Consumer Non-Durables—continued
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.772%, 8/18/25	$ 25	$ 24
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.522%, 5/15/23	52	49
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.957%, 6/30/24	59	57
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.455%, 6/16/25	129	118
		414

Energy—0.3%
California Resources Corp. (1 month LIBOR + 10.375%) 12.897%, 12/31/21	80	78
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.772%, 10/30/24	79	75
Moda Ingleside Energy Center LLC (1 month LIBOR + 3.250%) 5.772%, 9/29/25	10	9
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.803%, 2/21/21	62	48
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.600%, 9/27/24	170	163
		373

Financial—0.5%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 9.022%, 8/4/25	147	145
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.522%, 6/15/25	169	161
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.522%, 6/30/22	88	76
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 6.272%, 10/1/25	160	152
Genworth Holdings, Inc. (1 month LIBOR + 4.500%) 6.955%, 3/7/23	10	10
iStar, Inc. (1 month LIBOR + 2.750%) 5.175%, 6/28/23	115	109
		653

Food / Tobacco—0.2%
Chobani LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 10/10/23	51	48
H-Food Holdings, LLC
(1 month LIBOR + 3.688%) 6.210%, 5/23/25	20	19
Tranche B-2 (1 month LIBOR + 4.000%) 6.522%, 5/23/25	85	84
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.522%, 8/16/23	$ 105	$ 101
		252

Food and Drug—0.1%
Albertson’s LLC Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/17/25	116	110
Forest Prod / Containers—0.0%
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 1/31/25	41	39
Gaming / Leisure—0.3%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.803%, 12/1/23	50	47
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.270%, 4/29/24	74	69
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.250%, 8/14/24	84	79
Seminole Tribe of Florida Tranche B (1 month LIBOR + 1.750%) 4.272%, 7/8/24	54	53
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 6.303%, 7/10/25	30	29
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.780%, 8/18/23	76	74
		351

Healthcare—0.9%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.565%, 1/16/23	30	27
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.849%, 10/31/25	75	74
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 7.022%, 6/30/25	84	83
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.129%, 11/27/25	44	42
(1 month LIBOR + 3.000%) 5.379%, 6/2/25	19	18
CCS-CMGC Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 8.022%, 10/1/25	80	77
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.000%) 5.525%, 6/7/23	30	29
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.272%, 10/10/25	114	106
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.553%, 5/2/23	105	101
NVA Holdings, Inc. Tranche B-3 (1 month LIBOR + 2.750%) 5.272%, 2/2/25	70	66
	Par Value	Value

Healthcare—continued
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.756%, 6/30/25	$ 108	$ 100
PharMerica Corp. First Lien (1 month LIBOR + 3.500%) 5.955%, 12/6/24	105	100
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 7.938%, 2/22/24	55	54
Regionalcare Hospital Partners Holdings, Inc. Tranche B (3 month LIBOR + 4.500%) 7.129%, 11/16/25	120	114
U.S. Renal Care, Inc. First Lien (3 month LIBOR + 4.250%) 7.053%, 12/30/22	65	61
Universal Hospital Services (3 month LIBOR + 3.000%) 0.000%, 1/4/26(13)(14)	15	14
		1,066

Housing—0.3%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.522%, 10/31/23	114	108
Capital Automotive LP Tranche B (1 month LIBOR + 6.000%) 8.522%, 3/24/25	37	37
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	88	85
Summit Materials LLC (1 month LIBOR + 2.000%) 4.522%, 11/21/24	155	148
		378

Information Technology—0.7%
Applied Systems, Inc. Second Lien (1 month LIBOR + 7.000%) 9.522%, 9/19/25	57	55
BMC Software Finance, Inc. (3 month LIBOR + 4.250%) 7.053%, 10/2/25	140	135
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.541%, 11/1/23	164	155
Second Lien (3 month LIBOR + 8.250%) 10.791%, 11/1/24	38	37
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 5/30/25	169	157
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	181	171
Tranche B-4 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	69	65
Vertafore, Inc. First Lien (3 month LIBOR + 3.250%) 6.053%, 7/2/25	150	142
		917

Manufacturing—0.4%
Accudyne Industries Borrower S.C.A. (1 month LIBOR + 3.000%) 5.522%, 8/18/24	128	121
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.020%, 8/17/22	$ 152	$ 96
Deliver Buyer, Inc. (3 month LIBOR + 5.000%) 7.707%, 5/1/24	69	68
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.522%, 3/29/25	124	119
Hillman Group, Inc. (The) (3 month LIBOR + 4.000%) 6.803%, 5/30/25	65	61
		465

Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC (3 month LIBOR + 2.250%) 4.745%, 1/15/26	135	127
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.705%, 8/15/26	145	138
		265

Media / Telecom - Diversified Media—0.2%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 5.022%, 2/28/25	149	141
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.272%, 1/31/25	57	55
		196

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	99	92
Securus Technologies Holdings, Inc.
0.000%, 11/1/24(13)	24	23
First Lien (1 month LIBOR + 4.500%) 7.022%, 11/1/24	60	58
Second Lien (1 month LIBOR + 8.250%) 10.772%, 11/1/25	60	58
West Corp. Tranche B-1 (3 month LIBOR + 3.500%) 6.027%, 10/10/24	50	45
		276

Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.553%, 6/1/25	154	111
Graftech International Ltd. (1 month LIBOR + 3.500%) 6.022%, 2/12/25	137	129
		240

Retail—0.1%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.522%, 9/25/24	50	48
	Par Value	Value

Retail—continued
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.630%, 10/25/20	$ 94	$ 79
		127

Service—1.1%
Advantage Sales & Marketing, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.772%, 7/23/21	74	65
Carlisle Food Service Products, Inc.
First Lien (1 month LIBOR + 3.000%) 5.506%, 3/20/25	12	12
First Lien (3 month LIBOR + 1.000%) 1.000%, 3/20/25(14)	3	3
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 5.686%, 11/14/22	30	28
Frontdoor, Inc. (1 month LIBOR + 2.500%) 5.063%, 8/16/25	80	77
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.522%, 5/30/25	110	102
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 6/30/24	164	155
Laureate Education, Inc. (3 month LIBOR + 3.500%) 6.027%, 4/26/24	75	73
NAB Holdings LLC 2018 Refinancing (3 month LIBOR + 3.000%) 5.803%, 7/1/24	168	160
One Call Corp. First Lien (1 month LIBOR + 5.250%) 7.705%, 11/27/22	110	97
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.310%) 4.243%, 2/14/25(14)	19	18
First Lien (1 month LIBOR + 2.750%) 5.254%, 2/14/25	65	62
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%) 6.022%, 1/3/25	169	163
Prime Security Services Borrower LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.272%, 5/2/22	120	114
Red Ventures LLC Tranche B-1 (1 month LIBOR + 3.000%) 5.522%, 11/8/24	140	133
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/31/25	10	9
St. George’s University Scholastic Services LLC
(1 month LIBOR + 3.500%) 6.030%, 7/17/25	45	44
(3 month LIBOR + 3.500%) 3.500%, 7/17/25(14)	14	14
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.280%, 2/1/23	118	112
		1,441

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.890%, 11/6/24	109	105
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Utility—0.3%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.272%, 4/13/23	$ 97	$ 94
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC)
First Lien (1 month LIBOR + 3.750%) 6.272%, 8/1/25	100	97
Second Lien (1 month LIBOR + 6.750%) 9.272%, 8/3/26	55	54
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.522%, 4/15/24	68	67
Vistra Operations Co., LLC (1 month LIBOR + 2.000%) 4.522%, 8/4/23	63	60
		372

Total Leveraged Loans (Identified Cost $9,000)		8,489

	Shares
Convertible Preferred Stock—0.6%
Information Technology—0.6%
BDC Payments Holdings, Inc.(15)(16)(17)	90,157	749
Total Convertible Preferred Stock (Identified Cost $749)		749

Preferred Stocks—1.1%
Financials—1.0%
Huntington Bancshares, Inc. Series E, 5.700%	145 (18)	129
JPMorgan Chase & Co. Series Z, 5.300%	160 (18)	158
JPMorgan Chase & Co. Series V, 5.000%	80 (18)	77
KeyCorp Series D, 5.000%(19)	230 (18)	210
M&T Bank Corp. Series F, 5.125%(19)	170 (18)	161
MetLife, Inc. Series D, 5.875%	75 (18)	72
PNC Financial Services Group, Inc. (The) Series R, 4.850%	155 (18)	142
PNC Financial Services Group, Inc. (The) Series S, 5.000%	145 (18)	133
Zions Bancorp, 6.950%	6,400	177
		1,259

Industrials—0.1%
General Electric Co. Series D, 5.000%	202 (18)	154
Total Preferred Stocks (Identified Cost $1,516)		1,413

Common Stocks—58.2%
Communication Services—6.6%
Activision Blizzard, Inc.	17,040	794
BT Group plc Sponsored ADR(5)	33,336	507
Facebook, Inc. Class A(16)	22,720	2,978
Netflix, Inc.(16)	8,680	2,323
Tencent Holdings Ltd. ADR	41,690	1,645
		8,247

Consumer Discretionary—13.3%
Alibaba Group Holding Ltd. Sponsored ADR(16)	22,030	3,020
	Shares	Value

Consumer Discretionary—continued
Amazon.com, Inc.(16)	3,160	$ 4,746
Carnival Corp.	7,571	373
Ctrip.com International Ltd. ADR(16)	35,594	963
Home Depot, Inc. (The)	5,390	926
Las Vegas Sands Corp.	27,460	1,429
McDonald’s Corp.	5,470	971
MercadoLibre, Inc.	2,030	595
NIKE, Inc. Class B	23,230	1,722
Ross Stores, Inc.	15,050	1,252
Sony Corp. Sponsored ADR	15,233	736
		16,733

Consumer Staples—2.3%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	27,063	562
Marine Harvest ASA Sponsored ADR	25,909	549
Monster Beverage Corp.(16)	18,470	909
Philip Morris International, Inc.	13,170	880
		2,900

Energy—2.5%
Cabot Oil & Gas Corp.	40,560	907
Eni SpA. Sponsored ADR	17,510	552
Equinor ASA. Sponsored ADR	26,765	567
Frontera Energy Corp.(16)	1,798	17
Pioneer Natural Resources Co.	5,660	744
TechnipFMC plc	20,702	405
		3,192

Financials—7.4%
Banco Bradesco SA ADR	60,400	597
Bank of America Corp.	74,360	1,832
BOC Hong Kong Holdings Ltd. Sponsored ADR	6,306	466
Charles Schwab Corp. (The)	25,480	1,058
China Construction Bank Corp. ADR	36,380	593
Credit Agricole S.A. ADR	78,575	419
DBS Group Holdings Ltd. Sponsored ADR	9,970	695
MarketAxess Holdings, Inc.	4,150	877
ORIX Corp. Sponsored ADR	8,500	608
Ping An Insurance Group Co. of China Ltd. ADR	25,680	447
Progressive Corp. (The)	7,810	471
SEI Investments Co.	8,770	405
Standard Life Aberdeen plc	24,788	319
UBS Group AG Registered Shares	38,968	483
		9,270

Health Care—5.0%
Bayer AG Sponsored ADR	23,020	404
Bluebird Bio, Inc.(16)	3,295	327
Danaher Corp.	10,130	1,045
HealthEquity, Inc.(16)	18,270	1,090
Illumina, Inc.(16)	4,750	1,425
Novartis AG Sponsored ADR	5,399	463
Zoetis, Inc.	18,380	1,572
		6,326

Industrials—6.3%
Airbus SE ADR	23,188	551
Ashtead Group plc ADR	7,186	603
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value

Industrials—continued
Caterpillar, Inc.	8,480	$ 1,078
CK Hutchison Holdings Ltd. ADR	56,852	539
CoStar Group, Inc.(16)	2,910	982
easyJet plc Sponsored ADR	33,405	481
Golden Ocean Group Ltd.	84,311	519
Kansas City Southern	8,840	844
Nidec Corp. Sponsored ADR	20,692	580
Rockwell Automation, Inc.	3,340	503
Roper Technologies, Inc.	4,780	1,274
		7,954

Information Technology—12.3%
Accenture plc Class A	6,920	976
Amphenol Corp. Class A	21,220	1,719
ASML Holding NV Registered Shares	4,106	639
Avalara, Inc.(16)	24,340	758
Broadcom, Inc.	3,024	769
Gartner, Inc.(16)	5,370	687
Hitachi Ltd. ADR	10,555	559
NVIDIA Corp.	11,120	1,485
Paycom Software, Inc.(16)	13,360	1,636
SAP SE Sponsored ADR	4,912	489
Trade Desk, Inc. (The) Class A(16)	7,740	898
Visa, Inc. Class A	21,470	2,833
Workday, Inc. Class A(16)	12,220	1,951
		15,399

Materials—2.1%
Anhui Conch Cement Co., Ltd. ADR	31,993	768
Ecolab, Inc.	9,430	1,389
Glencore plc ADR	71,455	517
		2,674

Utilities—0.4%
Veolia Environnement S.A. ADR	21,823	445
Total Common Stocks (Identified Cost $63,013)		73,140

Affiliated Mutual Fund—0.8%
Virtus Newfleet Credit Opportunities Fund Class R6(20)	109,730	985
Total Affiliated Mutual Fund (Identified Cost $1,090)		985

Total Long-Term Investments—99.0% (Identified Cost $117,515)		124,431

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(20)(21)	767,225	767
Shares	Value

Total Securities Lending Collateral (Identified Cost $767)	767

TOTAL INVESTMENTS—99.6% (Identified Cost $118,282)	$ 125,198
Other assets and liabilities, net—0.4%	517
NET ASSETS—100.0%	$125,715

Abbreviations:
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $22,096 or 17.6% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	100% of the income received was in cash.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	Interest payments may be deferred.
(10)	No contractual maturity date.
(11)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(12)	80% of the income received was in cash and 20% was in PIK.
(13)	This loan will settle after December 31, 2018, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(14)	Represents unfunded portion of security and commitment fee earned on this portion.
(15)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(16)	Non-income producing.
(17)	Restricted security.
(18)	Value shown as par value.
(19)	Interest may be forfeited.
(20)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(21)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	72%
China	6
Japan	2
United Kingdom	2
Switzerland	2
Netherlands	2
France	2
Other	12
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Virtus Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 3,683	$ —	$ 3,683	$ —
Corporate Bonds and Notes	22,865	—	22,865	— (1)
Foreign Government Securities	3,516	—	3,516	—
Leveraged Loans	8,489	—	8,489	—
Mortgage-Backed Securities	7,862	—	7,862	—
U.S. Government Securities	1,729	—	1,729	—
Equity Securities:
Common Stocks	73,140	73,140	—	—
Preferred Stocks	1,413	177	1,236	—
Convertible Preferred Stock	749	—	—	749
Affiliated Mutual Fund	985	985	—	—
Securities Lending Collateral	767	767	—	—
Total Investments	$125,198	$75,069	$49,380	$749

(1)	Amount is less than $500.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
	Total	Corporate Bonds And Notes	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$ —	$ —	$ —
Accrued discount/(premium)	— (a)	— (a)	—
Change in unrealized appreciation (depreciation)(b)	(1)	(1)	—
Purchases	750	1	749
Balance as of December 31, 2018	$ 749	$— (a)	749
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2018, was $0.
The Tactical Allocation Fund owns the following internally fair valued securities which are categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Fund purchased within thirty days of December 31, 2018. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Schedule of Investments.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
December 31, 2018
Note 1. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Virtus Equity Trust (the “Trust”), a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Leveraged Loans
($ reported in thousands)
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of December 31, 2018, the Funds had the following unfunded loan commitments:

Unfunded Loan Commitment
Tactical Allocation
Borrower	Fund
Carlisle Food Service Products, Inc. First Lien	$ 3
Pearl Intermediate Parent LLC First Lien	18
St. George’s University Scholastic Services LLC	14
Universal Hospital Services	14
$49
C.	Securities Lending
($ reported in thousands)
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At December 31, 2018, the following Series had securities on loan:

Fund	Market Value	Cash Collateral
KAR Small-Cap Growth Fund	$6,647	$6,903
Strategic Allocation Fund	1,771	1,814
Tactical Allocation Fund	742	767
Note 2. Derivative Financial Instruments
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
The Rampart Enhanced Core Equity Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
For the period ended December 31, 2018, the average daily premiums paid by the Rampart Enhanced Core Equity Fund for purchased options were $390 (reported in thousands) and the average daily premiums received by the Rampart Enhanced Core Equity Fund for written options were $724 (reported in thousands).
Note 3. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of highyield/ high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Funds, positive or negative, than if the Funds did not concentrate its investments in such sectors.
Note 4. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2018, the Funds did not hold any securities that were illiquid or restricted.
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Capital Growth Fund	BDC Payments Holdings, Inc.	12/21/18	$5,514	$5,514	1.3%
KAR Mid-Cap Growth Fund	BDC Payments Holdings, Inc.	12/21/18	3,500	3,500	2.0
Strategic Allocation Fund	BDC Payments Holdings, Inc.	12/21/18	2,360	2,360	0.6
Tactical Allocation Fund	BDC Payments Holdings, Inc.	12/21/18	749	749	0.6
Note 5. Investments in Affiliates
($ reported in thousands)
A summary of the total long-term and short-term purchases and sales of the affiliated underlying fund, during the period ended December 31, 2018, is as follows:
	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Virtus Strategic Allocation Fund
Affiliated Mutual Fund—0.4%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$2,776	$—	$(866)	$(56)	$(105)	$1,749	195	$32	$—

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Virtus Tactical Allocation Fund
Affiliated Mutual Fund—0.8%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$1,605	$—	$(528)	$(34)	$(58)	$985	110	$18	$—

(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
Note 6. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or the Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that the following subsequent event requires recognition or disclosure in these Notes to Schedules of Investments.
On January 25, 2019, the Virtus Strategic Allocation Fund merged into the Virtus Tactical Allocation Fund.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    2/28/2019

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    2/28/2019

* Print the name and title of each signing officer under his or her signature.